                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                        DELAWARE TAX-FREE MINNESOTA FUND
                                   a series of
                             VOYAGEUR TAX FREE FUNDS

                             Dated February 1, 2007

               Acquisition of Substantially All of the Assets of:

                    DELAWARE TAX-FREE MINNESOTA INSURED FUND
                      (a series of Voyageur Insured Funds)

                        By and in exchange for shares of

                        DELAWARE TAX-FREE MINNESOTA FUND
                      (a series of Voyageur Tax Free Funds)

This Statement of Additional  Information  ("SAI")  relates  specifically to the proposed  acquisition of  substantially  all of the assets of Delaware  Tax-Free
Minnesota Insured Fund (the "Minnesota  Insured Fund") in exchange for shares of
Delaware Tax Free Minnesota Fund (the "Minnesota Fund").

This SAI consists of this Cover Page and the following documents,  each of which is attached to and is legally considered to be a part of this SAI.

     1.   Statement of  Additional  Information  of the  Minnesota  Fund,  dated
          January 3, 2007 as previously  filed via EDGAR is incorporated  herein by  reference  to  Voyageur  Tax Free  Funds'  filing  under  Rule 497
          [Accession No. 0001137439-07-000037] filed January 9, 2007 and will be mailed to any shareholder who requests this SAI. The Minnesota  Fund's
          Statement of Additional Information dated January 3, 2007 contains the
          Minnesota  Fund's  Statement of Net Assets,  Statement of  Operations,
          Statement of Changes in Net Assets and Notes to Financial  Statements,
          as well as the  report  of Ernst & Young  LLP,  the  Acquiring  Fund's independent  registered  public  accounting  firm, for the fiscal year ended August 31, 2006.

     2.   Statement of Additional  Information  of the  Minnesota  Insured Fund,
          dated  January 3, 2007 as previously  filed via EDGAR is  incorporated herein by reference to Voyageur  Insured  Funds' filing under Rule 497
          [Accession No. 0001137439-07-000037] filed January 9, 2007 and will be mailed to any shareholder who requests this SAI. The Minnesota Insured
          Fund's  Statement  of  Additional  Information  dated  January 3, 2007 contains  the  Minnesota  Insured  Fund's  Statement  of  Net  Assets,
          Statement of Operations,  Statement of Changes in Net Assets and Notes
          to Financial  Statements,  as well as the report of Ernst & Young LLP, the Acquiring Fund's  independent  registered  public accounting firm, for the fiscal year ended August 31, 2006.

     3.   Pro Forma Financial Statements for the reorganization of the Minnesota
          Insured Fund with and into the Minnesota Fund.

     This SAI is not a prospectus;  you should read this SAI in conjunction with
the  Proxy   Statement/Prospectus  dated  February  1,  2007,  relating  to  the
above-referenced   transaction.   You  can   request   a  copy   of  the   Proxy
Statement/Prospectus  by calling  1-800-523-1918  or by writing to the  Delaware
Tax-Free  Minnesota  Fund at Attention:  Account  Services,  2005 Market Street,
Philadelphia, PA 19103-7094.

Delaware Tax-Free Minnesota Fund
Pro Forma Portfolio of Investments(A)
As of August 31, 2006
(Unaudited)

                                                        % of Total
                                                        Investments
                                                        (Pro Forma                 Delaware Tax-Free Minnesota Fund
                                                         Combined)             Par/Shares                  Market Value
                                                        ------------   ----------------------------------------------------

Municipal Bonds                                              97.69%
Corporate-Backed Revenue Bonds                                3.92%
Cloquet Pollution Control Revenue (Potlatch Corp.
Project) 5.90% 10/1/26                                                            $ 6,500,000                  $ 6,612,255
Laurentian Energy Authority I Series A 5.00% 12/1/21                                8,000,000                    8,082,080
Sartell Environmental Improvement Revenue
(International Paper)
   Series A 5.20% 6/1/27                                                            5,465,000                    5,615,014
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf
   Revenues (Cargill, Inc. Project)
   Series E 6.125% 11/1/14                                                          4,500,000                    4,598,010
                                                                                              -----------------------------
                                                                                                                24,907,359
                                                                                              -----------------------------

Education Revenue Bonds                                       5.79%
Minnesota State Colleges & Universities Revenue
Fund Series A
   5.00% 10/1/22 (FSA)                                                                      0                            0
   5.00% 10/1/29 (MBIA)                                                             1,665,000                    1,758,873
Minnesota State Higher Education Facilities
Authority Revenue
   (Augsburg College)
   Series 6-C 5.00% 5/1/20                                                          1,250,000                    1,293,763
   Series 6-J1 5.00% 5/1/36                                                         2,225,000                    2,257,685
   (College of St. Benedict) Series 4-G 6.20% 3/1/16                                1,000,000                    1,001,380
   (St. Catherine College) Series 5-N1
   5.00% 10/1/18                                                                            0                            0
   5.25% 10/1/22                                                                    1,500,000                    1,559,640
   5.375% 10/1/32                                                                   1,000,000                    1,047,430
St. Cloud Housing & Redevelopment Authority Revenue
   (State University Foundation Project) 5.00%
   5/1/23                                                                                   0                            0
University of Minnesota
 &(1)   5.50% 7/1/21                                                               10,500,000                   12,065,498
 &(2)   5.75% 7/1/18                                                                3,840,000                    4,490,112
                                                                                              -----------------------------
                                                                                                                25,474,381
                                                                                              -----------------------------

Electric Revenue Bonds                                       10.25%
Chaska Electric Revenue (Generating Facilities)
   Series A 5.00% 10/1/30                                                           3,000,000                    3,096,030
Minnesota State Municipal Power Agency
   5.00% 10/1/35                                                                    3,000,000                    3,087,030
   Series A 5.00% 10/1/34                                                           4,250,000                    4,363,518
   Series A 5.125% 10/1/29                                                          3,000,000                    3,114,450
Northern Minnesota Municipal Power Agency Electric
System  Revenue
   ^Series A 5.849% 1/1/09 (AMBAC)                                                  3,815,000                    3,505,413
   Series B 4.75% 1/1/20 (AMBAC)                                                    2,500,000                    2,565,300
&(3) Northern Municipal Power Agency Electric System
Revenue
   5.25% 1/1/13 (FSA)                                                                       0                            0
Puerto Rico Electric Power Authority Power Revenue
   Series GG 4.75% 9/1/21 (FSA)                                                             0                            0
   Series OO 5.00% 7/1/13 (CIFG)                                                            0                            0
Rochester Electric Utilities Revenue 5.25% 12/1/30                                  4,915,000                    5,091,350
Shakopee Public Utilities Commission Revenue
   5.125% 2/1/26 (MBIA)                                                             1,000,000                    1,026,100
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                                             4,205,000                    4,476,601
   5.00% 1/1/13 (MBIA)                                                              5,820,000                    6,248,526
   5.25% 1/1/15 (AMBAC)                                                             3,000,000                    3,309,180
Southern Minnesota Municipal Power Agency Supply
System Revenue
   &(4) 5.25% 1/1/15 (AMBAC)                                                        5,900,000                    6,508,084
   &(5) 5.25% 1/1/14 (AMBAC)                                                        4,000,000                    4,382,720
Western Minnesota Municipal Power Agency Series B
   5.00% 1/1/15 (MBIA)                                                                      0                            0
                                                                                              -----------------------------
                                                                                                                50,774,302
                                                                                              -----------------------------

Escrowed to Maturity Bonds                                    5.86%
Dakota/Washington Counties Housing & Redevelopment
Authority
   Anoka Single Family Residential Mortgage Revenue
   8.45% 9/1/19 (GNMA) (AMT)                                                                0                            0
Dakota/Washington Counties Housing & Redevelopment
Authority
   Bloomington Mortgage Single Family Residential
   Mortgage Revenue
   8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                                         0                            0
   8.375% 9/1/21 (GNMA) (MBIA) (AMT)                                                        0                            0
Southern Minnesota Municipal Power Agency Supply
System Revenue
   Series B 5.50% 1/1/15 (AMBAC)                                                      990,000                    1,048,024
University of Minnesota Series A 5.50% 7/1/21                                       2,000,000                    2,298,160
Western Minnesota Municipal Power Agency Supply
Revenue Series A
   6.60% 1/1/10                                                                             0                            0
   9.75% 1/1/16 (MBIA)                                                                185,000                      266,172
                                                                                              -----------------------------
                                                                                                                3,612,356
                                                                                              -----------------------------

Health Care Revenue Bonds                                    23.95%
Aitkin Health Care Facilities Revenue (Riverwood
Health Care Center)
   5.60% 2/1/32                                                                     1,500,000                    1,534,395
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home St.
Paul Project)
   Series A 6.00% 1/1/40                                                            2,700,000                    2,742,336
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Evercare Senior
Living Project)
   Series A 6.125% 6/1/35                                                           4,000,000                    4,027,440
Bemidji Health Care Facilities First Meeting
Revenue (North Country Health Services)
   5.00% 9/1/24 (RADIAN)                                                              740,000                      763,391
Bloomington Housing & Redevelopment Authority
Housing Revenue
   (Senior Summerhouse Bloomington Project,
   Presbyterian Homes Housing & Assisted Living,
   Inc.)
   6.125% 5/1/35                                                                    3,420,000                    3,490,110
Breckenridge Catholic Health Initiatives
   5.00% 5/1/30                                                                     2,000,000                    2,085,860
Buffalo Health Care Revenue (Central Minnesota
Senior Housing Project)
   Series A 5.50% 9/1/33                                                            1,270,000                    1,262,926
Duluth Economic Development Authority Health
Care Facilities
   Revenue Benedictine Health System (St. Mary's
   Hospital)
   5.25% 2/15/28                                                                            0                            0
   5.25%  2/15/33                                                                  10,000,000                   10,377,300
   5.50% 2/15/23                                                                    1,000,000                    1,070,240
Maple Grove Health Care Facilities Revenue (North
Memorial Health Care)
   5.00% 9/1/29                                                                     1,000,000                    1,032,560
   5.00% 9/1/35                                                                     5,850,000                    6,005,669
Marshall Medical Center Gross Revenue (Weiner
Memorial Medical Center Project)
   6.00% 11/1/28                                                                    1,000,000                    1,044,190
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project)
   5.60% 10/1/30                                                                    1,550,000                    1,562,943
Minneapolis Health Care System Revenue
    (Allina Health Systems)
   Series A 5.75% 11/15/32                                                          9,500,000                   10,198,725
   (Fairview Health Services) Series D
   5.00% 11/15/30 (AMBAC)                                                           2,500,000                    2,624,925
   5.00% 11/15/34 (AMBAC)                                                           2,500,000                    2,617,775
Minneapolis/St. Paul Housing & Redevelopment
Authority
   Health Care System Revenue
   (Allina Health Systems)
   5.00% 11/15/13 (AMBAC)                                                                   0                            0
   (Healthpartners Obligation Group Project)
   5.625% 12/1/22                                                                           0                            0
   5.875% 12/1/29                                                                           0                            0
Minnesota Agriculture & Economic Development Board
Revenue
   (Benedictine Health Systems) 5.75% 2/1/29                                       1,895,000                    1,924,733
   (Fairview Health Care System) Series A
   5.75% 11/15/26 (MBIA)                                                                    0                            0
   6.375% 11/15/29                                                                     15,000                       16,235
Northfield Hospital Revenue
   5.375% 11/1/26                                                                   3,785,000                    4,011,343
Prior Lake Senior Housing Revenue
   (Shepherds Path Senio Housing) Series B
   5.70% 8/1/36                                                                     2,000,000                    2,016,760
   5.75% 8/1/41                                                                     1,000,000                    1,008,820
Rochester Health Care Facilities Revenue
   (Mayo Clinic) 5.00% 11/15/36                                                     7,000,000                    7,303,100
   (Mayo Foundation) Series B 5.50% 11/15/27                                          700,000                      725,522
Rochester Health Care Facilities Revenue (Mayo
Foundation),
   &(6) Series A 5.50% 11/15/27                                                     4,200,000                    4,353,153
   &(7) Series B 5.50% 11/15/27                                                    16,750,000                   17,360,789
Rochester, Minnesota Multifamily Revenue (Wedum
Shorewood Campus Project)
   6.60% 6/1/36                                                                     3,890,000                    4,015,997
Shakopee Health Care Facilities Revenue (St.
Francis Regional Medical Center)
   5.10% 9/1/25                                                                     2,000,000                    2,074,840
   5.25% 9/1/34                                                                     7,000,000                    7,281,750
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
   5.25% 7/1/30                                                                     9,420,000                    9,871,972
   5.50% 7/1/25                                                                             0                            0
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
   6.00% 11/15/35                                                                   4,340,000                    4,769,573
   Series A 5.70% 11/1/15                                                           1,300,000                    1,341,678
St. Paul Housing & Redevelopment Authority Hospital
Revenue (St.Paul/Ramsey Medical Center Project)
   5.50% 5/15/13 (AMBAC)                                                                    0                            0
Washington County Housing & Redevelopment Authority
Hospital Facilities Revenue (Health East Project)
   5.50% 11/15/27                                                                   1,000,000                    1,023,100
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                                                       0                            0
   5.00% 2/1/25 (FSA)                                                                       0                            0
Woodbury Economic Development Authority Housing
Revenue
   (Senior Summerhouse Woodbury Project)  Series B
   5.75% 6/1/41                                                                     2,250,000                    2,294,550
                                                                                              -----------------------------
                                                                                                               123,834,700
                                                                                              -----------------------------

Housing Revenue Bonds                                         5.93%
Brooklyn Center Multifamily Housing Revenue (Shingle
Creek)
   5.40% 5/20/43 (GNMA) (AMT)                                                       1,000,000                    1,026,180
Dakota County Housing & Redevelopment Authority
Single Family
   Mortgage Revenue Series B 5.85% 10/1/30 (GNMA)
   (FNMA)(AMT)                                                                              0                            0
Eagan Multifamily Revenue (Woodridge Apartments)
   5.90% 8/1/20 (GNMA)                                                                      0                            0
Hopkins Multifamily Housing Revenue (Hopkins
Renaissance Project-Section 8)
   6.375% 4/1/20                                                                    1,000,000                    1,033,180
@Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project-Section 8)
   5.75% 11/1/28                                                                      910,000                      848,490
Minneapolis Multifamily Housing Revenue
   (Bottineau Commons Project)
   5.45% 4/20/43 (GNMA) (AMT)                                                               0                            0
   (Grant Street Apartments Project) Series A
   7.25% 11/1/29                                                                      750,000                      776,745
   (Seward Towers Project)
   5.00% 5/20/36 (GNMA)                                                             4,000,000                    4,157,280
   (Sumner Field) Series A
   5.50% 11/20/26 (GNMA) (AMT)                                                      1,000,000                    1,034,649
   (Trinity Apartments-Section 8) Series A
   6.75% 5/1/21                                                                     1,810,000                    1,864,924
Minnesota State Housing Finance Agency Rental
Housing Revenue
   Series C-2 5.95% 2/1/15 (AMBAC)                                                          0                            0
   Series I 5.15% 7/1/38 (AMT)                                                      5,550,000                    5,688,918
Minnesota State Housing Finance Agency Single
Family Mortgage
   Series A 5.30% 7/1/19                                                              585,000                      609,084
   Series B 5.35% 1/1/33 (AMT)                                                      2,965,000                    3,042,742
   Series J 5.90% 7/1/28 (AMT)                                                      4,950,000                      509,909
@Park Rapids Multifamily Revenue (The Court
Apartments Project-Section 8)
   6.30% 2/1/20                                                                     2,835,000                    2,630,228
St. Cloud Housing & Redevelopment Authority Revenue
(Sterling Heights Apartments Project)
   7.55% 4/1/39 (AMT)                                                               1,000,000                    1,057,410
St. Louis Park Residential Mortgage Revenue
   Series A 7.25% 4/20/23 (GNMA)                                                       78,000                       78,179
Stillwater Multifamily Housing Revenue (Stillwater
Cottages Project)
   7.25% 11/1/27 (AMT)                                                              1,540,000                    1,573,587
   Series A 7.00% 11/1/27                                                           1,000,000                    1,021,570
Wadena Housing & Redevelopment Authority Multifamily
Housing
   Revenue (Humphrey Manor East Project)
   6.00% 2/1/19                                                                     1,860,000                    1,860,316
Washington County Housing & Redevelopment Authority
   Governmental Revenue (Briar Pond)
   Series C 7.25% 8/20/34                                                             955,000                      922,329
White Bear Lake Multifamily Revenue (Lake Square)
   Series A 5.875% 2/1/15 (FHA)                                                             0                            0
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments-
Section 8)
   5.85% 6/1/19                                                                       935,000                      935,000
                                                                                              -----------------------------
                                                                                                                 30,670,720
                                                                                              -----------------------------

Lease Revenue Bonds                                           3.33%
Hopkins Housing & Redevelopment Authority Public
Works and Fire Station
   Series A 5.00% 2/1/23 (MBIA)                                                             0                            0
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                                                       0                            0
   5.00% 2/1/19 (FSA)                                                                       0                            0
   5.00% 2/1/20 (FSA)                                                                       0                            0
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
   Series D 5.25% 7/1/36                                                            1,070,000                    1,105,995
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.00% 12/1/22                                                                    2,500,000                    2,639,725
   5.125% 12/1/27                                                                   1,000,000                    1,053,270
   5.25% 12/1/27                                                                            0                            0
   (Robert Street Office Building Project)
   4.75% 12/1/23                                                                    2,000,000                    2,054,800
   5.00% 12/1/27                                                                    2,500,000                    2,618,150
   Series 9 5.25% 12/1/27                                                             725,000                      769,899
                                                                                              -----------------------------
                                                                                                                10,241,839
                                                                                              -----------------------------

Local General Obligation Bonds                               18.73%
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                                                       0                            0
   5.00% 2/1/20 (FSA)                                                                       0                            0
Bloomington Independent School District #271
   Series B 5.00% 2/1/17                                                            5,300,000                    5,516,505
Cambridge Independent School District #911
   Series A 4.75% 2/1/30 (MBIA)                                                     1,035,000                    1,060,585
Centennial Independent School District #012
   Series A 5.00% 2/1/18 (FSA)                                                              0                            0
Dakota County Capital Improvement
   Series A 4.75% 2/1/26                                                            1,000,000                    1,021,730
Dakota County Community Development Agency
Governmental Housing Development
   5.00% 1/1/21                                                                             0                            0
Farmington Independent School District #192
Capital Appreciation Series B
    5.00% 2/1/27 (FSA)                                                              6,705,000                    7,074,445
   ^5.34% 2/1/21 (FSA)                                                              1,500,000                      730,455
   ^5.422% 2/1/20 (FSA)                                                             1,650,000                      849,272
Hennepin County Regional Railroad Authority
   5.00% 12/1/31                                                                    4,030,000                    4,169,881
^Lakeville Independent School District #194
Capital Appreciation
   Series B 5.450% 2/1/19 (FSA)                                                     8,000,000                    4,281,440
Lakeville Independent School District #194
   Series A 4.75% 2/1/22 (FSA)                                                      5,500,000                    5,698,164
^Mahtomedi Independent School District #832
Capital Appreciation
   Series B 5.898% 2/1/14 (MBIA)                                                    1,540,000                    1,151,366
Metropolitan Council Waste Water Treatment
   Series B 5.00% 12/1/21                                                           1,200,000                    1,280,508
Minneapolis Library 5.00% 12/1/25                                                   1,500,000                    1,577,640
Minneapolis Tax Increment Revenue (St. Anthony
Falls Project)
   5.75% 2/1/27                                                                     1,000,000                    1,027,560
Morris Independent School District #769
   5.00% 2/1/24 (MBIA)                                                                      0                            0
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                                                      0                            0
   5.375% 2/1/24 (FGIC)                                                                     0                            0
New Brighton Tax Increment Series A
   5.00% 2/1/26 (MBIA)                                                                      0                            0
   5.00% 2/1/27 (MBIA)                                                              1,000,000                    1,065,600
   5.00% 2/1/28 (MBIA)                                                              1,000,000                    1,064,730
Osseo Independent School District #279
   Series A 5.00% 2/1/21 (FSA)
Prior Lake Independent School District #719
   Series B 5.00% 2/1/19 (FSA)                                                      3,145,000                    3,373,358
Ramsey County State Aid Series C 5.00% 2/1/28                                       1,060,000                    1,110,573
Robbinsdale Independent School District #281
   5.00% 2/1/21 (FSA)                                                                       0                            0
Rockford Independent School District #883
  &(8) 5.625% 2/1/23 (FSA)                                                          7,020,000                    7,446,290
  &(9) 5.60% 2/1/21 (FSA)                                                                   0                            0
^Rosemont Independent School District #196
Capital Appreciation
   Series B
   5.80% 4/1/09 (FSA)                                                                       0                            0
   5.85% 4/1/10 (FSA)                                                                       0                            0
   5.931% 4/1/11 (FSA)                                                              2,600,000                    2,191,930
   5.96% 4/1/12 (FSA)                                                               1,850,000                    1,498,500
   6.008% 4/1/13 (FSA)                                                              1,915,000                    1,486,959
^Sartell Independent School District #748
Capital Appreciation Series B
   5.976% 2/1/13 (MBIA)                                                               540,000                      419,186
   6.099% 2/1/15 (MBIA)                                                             1,075,000                      766,647
   6.15% 2/1/16 (MBIA)                                                              1,750,000                    1,191,173
^Sauk Rapids Independent School District #047
Series B
   5.982% 2/1/15 (FSA)                                                                      0                            0
   6.083% 2/1/17 (FSA)                                                                      0                            0
South Washington County Independent School
District #833
 &(10)  5.60% 2/1/20 (MBIA)                                                                 0                            0
 &(11)  5.60% 2/1/21 (MBIA)                                                                 0                            0
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                                                       0                            0
   5.00% 2/1/27 (FSA)                                                                       0                            0
St. Paul Housing & Redevelopment Authority Tax
Increment (Upper Landing Project)
   Series A 6.80% 3/1/29                                                            1,000,000                    1,073,320
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                   1,905,000                    1,975,980
Todd Morrison Cass & Wadena Counties United
Hospital District
   (Health Care Facilities Lakewood)
   5.00% 12/1/21                                                                    2,000,000                    2,061,880
   5.00% 12/1/34                                                                    1,000,000                    1,015,870
   5.125% 12/1/24                                                                   1,000,000                    1,035,980
                                                                                              -----------------------------
                                                                                                                64,217,527
                                                                                              -----------------------------

§Pre-Refunded Bonds                                         8.93%
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                   1,000,000                    1,090,550
Little Canada Multifamily Housing Revenue
Alternative Development
   (Montreal Courts Apartments Project) Series A
   6.10% 12/1/17-07                                                                 1,230,000                    1,255,449
   6.25% 12/1/27-07                                                                 2,900,000                    2,985,666
Minneapolis Community Development Agency (Supported
   Development Revenue) Series G-3 5.45% 12/1/31-11                                         0                            0
Minneapolis Health Care System Revenue (Fairview
Health Services)
   Series A 5.625% 5/15/32-12                                                      11,525,000                   12,765,204
Minneapolis Tax Increment Revenue
   Series E 5.00% 3/1/13-09                                                         6,265,000                    6,481,268
Minnesota Agricultural & Economic Development Board
Revenue
   (Fairview Health Care System) Series A
   5.75% 11/15/26-07 (MBIA)                                                                 0                            0
   6.375% 11/15/29-10                                                                 485,000                      540,630
Minnesota Higher Education Facilities Series 4-1
   6.00% 10/1/12-06                                                                   980,000                      981,901
   6.00% 10/1/16-06                                                                 1,400,000                    1,402,716
Minnesota Public Facilities Authority Water
Pollution Control Revenue
   Series A 5.00% 3/1/20-10                                                         3,000,000                    3,138,480
   Series B 4.75% 3/1/19-09                                                         2,000,000                    2,056,200
Minnesota State Higher Education Facilities
Authority Revenue
   (Hameline University) Series 4-1
   6.00% 10/1/12-06                                                                   270,000                      270,532
   6.00% 10/1/16-06                                                                   390,000                      390,768
Puerto Rico Public Buildings Authority
Guaranteed Government
   Facilities Revenue Series D 5.25% 7/1/36-12                                      2,930,000                    3,168,561
Southern Minnesota Municipal Power Agency Supply
Revenue Series A
   5.75% 1/1/18                                                                             0                            0
   5.75% 1/1/18 (AMBAC)                                                                     0                            0
Southern Minnesota Municipal Power Agency Supply
System Revenue
   Series A 5.75% 1/1/18-16 (MBIA)                                                  1,000,000                    1,055,450
                                                                                               -----------------------------
                                                                                                                37,583,375
                                                                                              -----------------------------

Special Tax Bonds                                             1.03%
^Minneapolis Community Development Agency
Tax Increment
    Revenue 6.674% 9/1/09 (MBIA)                                                    5,750,000                    5,157,175
Virgin Islands Public Finance Authority (Matching
Fund Loan) Series A
   5.25% 10/1/22                                                                            0                            0
                                                                                              -----------------------------
                                                                                                                  5,157,175
                                                                                              -----------------------------

State General Obligation Bonds                                4.56%
Minnesota State
   5.00% 11/1/20 (FSA)                                                              8,175,000                    8,564,784
   5.00% 8/1/21                                                                     2,400,000                    2,538,216
Minnesota State Refunding Various Purposes
   5.00% 6/1/13                                                                     5,175,000                    5,296,509
Puerto Rico Commonwealth Public Improvement
Series A
   5.00% 7/1/34                                                                     4,500,000                    4,597,695
   5.50% 7/1/19 (MBIA)                                                              1,500,000                    1,723,230
Puerto Rico Commonwealth Series B
   5.00% 7/1/35                                                                     1,500,000                    1,537,980
Puerto Rico Government Development Bank Senior Notes
   Series B 5.00% 12/1/14                                                           1,000,000                    1,064,340
                                                                                              -----------------------------
                                                                                                                25,322,754
                                                                                              -----------------------------

Transportation Revenue Bonds                                  3.89%
Minneapolis/St. Paul Metropolitan Airports
Commission Revenue Series A
   5.00% 1/1/22 (AMBAC)                                                             3,440,000                    3,513,066
   5.00% 1/1/22 (MBIA)                                                                      0                            0
   5.125% 1/1/25 (FGIC)                                                                     0                            0
   5.25% 1/1/16 (MBIA)                                                              1,460,000                    1,570,011
   5.25% 1/1/32 (FGIC)                                                              5,000,000                    5,235,999
Minneapolis/St. Paul Metropolitan Airports
Commission Revenue Series C
   5.125% 1/1/20 (FGIC)                                                                     0                            0
   5.25% 1/1/32 (FGIC)                                                              2,250,000                    2,354,378
   5.50% 1/1/17 (FGIC)                                                              2,500,000                    2,669,725
                                                                                              -----------------------------
                                                                                                                15,343,179
                                                                                              -----------------------------

Water & Sewer Revenue Bonds                                   1.52%
&(12) Minnesota Public Facilities Authority Water
Pollution Control Revenue
      5.25% 3/1/18                                                                 10,000,000                   10,399,649
                                                                                              -----------------------------
                                                                                                                10,399,649
                                                                                              -----------------------------
Total Municipal Bonds                                                                                          427,539,316
                                                                                              -----------------------------

Short-Term Investments                                        2.31%
Money Market Instruments                                      0.19%
Federated Minnesota Municipal Cash Trust                                              418,165                      418,165
                                                                                              -----------------------------
                                                                                                                   418,165
                                                                                              -----------------------------

oVariable Rate Demand Notes                                   2.12%
Midwest Consortium of Municipal Utilities Revenue
Series A
  (LOC - U.S. Bank N.A.) 3.40% 1/1/25                                                 100,000                    1,000,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                                1,000,000                    1,000,000
Minneapolis Health Care System Revenue (Fairview
Health Services) Series A
   3.40% 11/15/32 (AMBAC)(SPA)                                                              0                            0
Minneapolis Revenue (Guthrie Theater Project)
Series A
   (LOC - Wells Fargo Bank) 3.27% 10/1/23                                                   0                            0
Minnesota State Higher Education Facilities
Authority Revenue
   (Carleton College) Series 6-D 3.30% 4/1/35 (SPA)                                 6,000,000                    6,000,000
                                                                                              -----------------------------
                                                                                                                 8,000,000
                                                                                               -----------------------------
                                                                                                                 8,418,165
                                                                                              -----------------------------

Total Investments at Market                                 100.00%                                          $ 435,957,481
                                                                                              -----------------------------

Total Investments at Cost                                                                                    $ 418,029,238

                                                                Delaware Tax-Free Minnesota Insured Fund
                                                                 Par/Shares                  Market Value
                                                        --------------------------------------------------------

Municipal Bonds
Corporate-Backed Revenue Bonds
Cloquet Pollution Control Revenue (Potlatch Corp.
Project) 5.90% 10/1/26                                                            $ -                       $ -
Laurentian Energy Authority I Series A 5.00% 12/1/21                                0                         0
Sartell Environmental Improvement Revenue
(International Paper)
   Series A 5.20% 6/1/27                                                    1,800,000                 1,849,410
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf
   Revenues (Cargill, Inc. Project)
   Series E 6.125% 11/1/14                                                          0                         0
                                                                                      --------------------------
                                                                                                      1,849,410
                                                                                      --------------------------

Education Revenue Bonds
Minnesota State Colleges & Universities Revenue
Fund Series A
   5.00% 10/1/22 (FSA)                                                      5,135,000                 5,420,198
   5.00% 10/1/29 (MBIA)                                                     4,000,000                 4,225,520
Minnesota State Higher Education Facilities
Authority Revenue
   (Augsburg College)
   Series 6-C 5.00% 5/1/20                                                          0                         0
   Series 6-J1 5.00% 5/1/36                                                         0                         0
   (College of St. Benedict) Series 4-G 6.20% 3/1/16                                0                         0
   (St. Catherine College) Series 5-N1
   5.00% 10/1/18                                                            2,200,000                 2,272,666
   5.25% 10/1/22                                                                    0                         0
   5.375% 10/1/32                                                                   0                         0
St. Cloud Housing & Redevelopment Authority Revenue
   (State University Foundation Project) 5.00%
   5/1/23                                                                   2,000,000                 2,084,440
University of Minnesota
 &(1)   5.50% 7/1/21                                                                0                         0
 &(2)   5.75% 7/1/18                                                                0                         0
                                                                                      --------------------------
                                                                                                     14,002,824
                                                                                      --------------------------

Electric Revenue Bonds
Chaska Electric Revenue (Generating Facilities)
   Series A 5.00% 10/1/30                                                           0                         0
Minnesota State Municipal Power Agency
   5.00% 10/1/35                                                                    0                         0
   Series A 5.00% 10/1/34                                                   2,000,000                 2,053,420
   Series A 5.125% 10/1/29                                                          0                         0
Northern Minnesota Municipal Power Agency Electric
System  Revenue
 ^Series A 5.849% 1/1/09 (AMBAC)                                                    0                         0
   Series B 4.75% 1/1/20 (AMBAC)                                                    0                         0
&(3) Northern Municipal Power Agency Electric System
Revenue
   5.25% 1/1/13 (FSA)                                                       9,170,000                 9,663,438
Puerto Rico Electric Power Authority Power Revenue
   Series GG 4.75% 9/1/21 (FSA)                                             1,000,000                 1,024,320
   Series OO 5.00% 7/1/13 (CIFG)                                            1,315,000                 1,419,385
Rochester Electric Utilities Revenue 5.25% 12/1/30                                  0                         0
Shakopee Public Utilities Commission Revenue
   5.125% 2/1/26 (MBIA)                                                     1,850,000                 1,898,285
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                                             0                         0
   5.00% 1/1/13 (MBIA)                                                              0                         0
   5.25% 1/1/15 (AMBAC)                                                     1,500,000                 1,654,590
Southern Minnesota Municipal Power Agency Supply
System Revenue
   &(4) 5.25% 1/1/15 (AMBAC)                                                        0                         0
   &(5) 5.25% 1/1/14 (AMBAC)                                                        0                         0
Western Minnesota Municipal Power Agency Series B
   5.00% 1/1/15 (MBIA)                                                      1,365,000                 1,481,503
                                                                                      --------------------------
                                                                                                     19,194,941
                                                                                      --------------------------

Escrowed to Maturity Bonds
Dakota/Washington Counties Housing & Redevelopment
Authority
   Anoka Single Family Residential Mortgage Revenue
   8.45% 9/1/19 (GNMA) (AMT)                                                9,000,000                12,815,280
Dakota/Washington Counties Housing & Redevelopment
Authority
   Bloomington Mortgage Single Family Residential
   Mortgage Revenue
   8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                           405,000                   540,076
   8.375% 9/1/21 (GNMA) (MBIA) (AMT)                                       14,115,000                20,532,384
Southern Minnesota Municipal Power Agency Supply
System Revenue
   Series B 5.50% 1/1/15 (AMBAC)                                                    0                         0
University of Minnesota Series A 5.50% 7/1/21                                       0                         0
Western Minnesota Municipal Power Agency Supply
Revenue Series A
   6.60% 1/1/10                                                             1,650,000                 1,738,473
   9.75% 1/1/16 (MBIA)                                                        530,000                   762,548
                                                                                      --------------------------
                                                                                                    36,388,761
                                                                                      --------------------------

Health Care Revenue Bonds
Aitkin Health Care Facilities Revenue (Riverwood
Health Care Center)
   5.60% 2/1/32                                                                     0                         0
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home St.
Paul Project)
   Series A 6.00% 1/1/40                                                            0                         0
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Evercare Senior
Living Project)
   Series A 6.125% 6/1/35                                                           0                         0
Bemidji Health Care Facilities First Meeting
Revenue (North Country Health Services)
   5.00% 9/1/24 (RADIAN)                                                            0                         0
Bloomington Housing & Redevelopment Authority
Housing Revenue
   (Senior Summerhouse Bloomington Project,
   Presbyterian Homes Housing & Assisted Living,
   Inc.)
   6.125% 5/1/35                                                                    0                         0
Breckenridge Catholic Health Initiatives
   5.00% 5/1/30                                                                     0                         0
Buffalo Health Care Revenue (Central Minnesota
Senior Housing Project)
   Series A 5.50% 9/1/33                                                            0                         0
Duluth Economic Development Authority Health
Care Facilities
   Revenue Benedictine Health System (St. Mary's
   Hospital)
   5.25% 2/15/28                                                            8,500,000                 8,897,034
   5.25%  2/15/33                                                                   0                         0
   5.50% 2/15/23                                                                    0                         0
Maple Grove Health Care Facilities Revenue (North
Memorial Health Care)
   5.00% 9/1/29                                                                     0                         0
   5.00% 9/1/35                                                                     0                         0
Marshall Medical Center Gross Revenue (Weiner
Memorial Medical Center Project)
   6.00% 11/1/28                                                                    0                         0
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project)
   5.60% 10/1/30                                                                    0                         0
Minneapolis Health Care System Revenue
    (Allina Health Systems)
   Series A 5.75% 11/15/32                                                  7,800,000                 8,373,690
   (Fairview Health Services) Series D
   5.00% 11/15/30 (AMBAC)                                                           0                         0
   5.00% 11/15/34 (AMBAC)                                                   8,250,000                 8,638,658
Minneapolis/St. Paul Housing & Redevelopment
Authority
   Health Care System Revenue
   (Allina Health Systems)
   5.00% 11/15/13 (AMBAC)                                                   6,490,000                 6,496,166
   (Healthpartners Obligation Group Project)
   5.625% 12/1/22                                                             650,000                   695,799
   5.875% 12/1/29                                                           1,000,000                 1,081,610
Minnesota Agriculture & Economic Development Board
Revenue
   (Benedictine Health Systems) 5.75% 2/1/29                                       0                         0
   (Fairview Health Care System) Series A
   5.75% 11/15/26 (MBIA)                                                      180,000                   187,549
   6.375% 11/15/29                                                                  0                         0
Northfield Hospital Revenue
   5.375% 11/1/26                                                                   0                         0
Prior Lake Senior Housing Revenue
   (Shepherds Path Senio Housing) Series B
   5.70% 8/1/36                                                                     0                         0
   5.75% 8/1/41                                                                     0                         0
Rochester Health Care Facilities Revenue
   (Mayo Clinic) 5.00% 11/15/36                                                     0                         0
   (Mayo Foundation) Series B 5.50% 11/15/27                                        0                         0
Rochester Health Care Facilities Revenue (Mayo
Foundation),
   &(6)  Series A 5.50% 11/15/27                                                    0                         0
   &(7)  Series B 5.50% 11/15/27                                                    0                         0
Rochester, Minnesota Multifamily Revenue (Wedum
Shorewood Campus Project)
   6.60% 6/1/36                                                                     0                         0
Shakopee Health Care Facilities Revenue (St.
Francis Regional Medical Center)
   5.10% 9/1/25                                                                     0                         0
   5.25% 9/1/34                                                                     0                         0
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
   5.25% 7/1/30                                                                     0                         0
   5.50% 7/1/25                                                             2,000,000                 2,145,000
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
   6.00% 11/15/35                                                                   0                         0
   Series A 5.70% 11/1/15                                                           0                         0
St. Paul Housing & Redevelopment Authority Hospital
Revenue (St.Paul/Ramsey Medical Center Project)
   5.50% 5/15/13 (AMBAC)                                                    1,000,000                 1,001,360
Washington County Housing & Redevelopment Authority
Hospital Facilities Revenue (Health East Project)
   5.50% 11/15/27                                                                   0                         0
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                                       1,000,000                 1,052,890
   5.00% 2/1/25 (FSA)                                                       1,000,000                 1,049,430
Woodbury Economic Development Authority Housing
Revenue
   (Senior Summerhouse Woodbury Project)  Series B
   5.75% 6/1/41                                                                     0                         0
                                                                                      --------------------------
                                                                                                     39,619,186
                                                                                      --------------------------

Housing Revenue Bonds
Brooklyn Center Multifamily Housing Revenue (Shingle
Creek)
   5.40% 5/20/43 (GNMA) (AMT)                                                       0                         0
Dakota County Housing & Redevelopment Authority
Single Family
   Mortgage Revenue Series B 5.85% 10/1/30 (GNMA)
   (FNMA)(AMT)                                                                288,000                   294,684
Eagan Multifamily Revenue (Woodridge Apartments)
   5.90% 8/1/20 (GNMA)                                                      1,000,000                 1,025,670
Hopkins Multifamily Housing Revenue (Hopkins
Renaissance Project-Section 8)
   6.375% 4/1/20                                                                    0                         0
@Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project-Section 8)
   5.75% 11/1/28                                                                    0                         0
Minneapolis Multifamily Housing Revenue
   (Bottineau Commons Project)
   5.45% 4/20/43 (GNMA) (AMT)                                               1,500,000                 1,566,135
   (Grant Street Apartments Project) Series A
   7.25% 11/1/29                                                                    0                         0
   (Seward Towers Project)
   5.00% 5/20/36 (GNMA)                                                     4,000,000                 4,157,280
   (Sumner Field) Series A
   5.50% 11/20/26 (GNMA) (AMT)                                                      0                         0
   (Trinity Apartments-Section 8) Series A
   6.75% 5/1/21                                                                     0                         0
Minnesota State Housing Finance Agency Rental
Housing Revenue
   Series C-2 5.95% 2/1/15 (AMBAC)                                          1,642,000                 1,652,279
   Series I 5.15% 7/1/38 (AMT)                                                      0                         0
Minnesota State Housing Finance Agency Single
Family Mortgage
   Series A 5.30% 7/1/19                                                            0                         0
   Series B 5.35% 1/1/33 (AMT)                                                      0                         0
   Series J 5.90% 7/1/28 (AMT)                                                      0                         0
@Park Rapids Multifamily Revenue (The Court
Apartments Project-Section 8)
   6.30% 2/1/20                                                                     0                         0
St. Cloud Housing & Redevelopment Authority Revenue
(Sterling Heights Apartments Project)
   7.55% 4/1/39 (AMT)                                                               0                         0
St. Louis Park Residential Mortgage Revenue
   Series A 7.25% 4/20/23 (GNMA)                                                    0                         0
Stillwater Multifamily Housing Revenue (Stillwater
Cottages Project)
   7.25% 11/1/27 (AMT)                                                              0                         0
   Series A 7.00% 11/1/27                                                           0                         0
Wadena Housing & Redevelopment Authority Multifamily
Housing
   Revenue (Humphrey Manor East Project)
   6.00% 2/1/19                                                                     0                         0
Washington County Housing & Redevelopment Authority
   Governmental Revenue (Briar Pond)
   Series C 7.25% 8/20/34                                                           0                         0
White Bear Lake Multifamily Revenue (Lake Square)
   Series A 5.875% 2/1/15 (FHA)                                             1,055,000                 1,081,407
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments-
Section 8)
   5.85% 6/1/19                                                                     0                         0
                                                                                      --------------------------
                                                                                                       9,777,455
                                                                                      --------------------------

Lease Revenue Bonds
Hopkins Housing & Redevelopment Authority Public
Works and Fire Station
   Series A 5.00% 2/1/23 (MBIA)                                             1,210,000                 1,269,810
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                                       1,545,000                 1,629,141
   5.00% 2/1/19 (FSA)                                                       1,535,000                 1,618,596
   5.00% 2/1/20 (FSA)                                                       1,690,000                 1,782,037
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
   Series D 5.25% 7/1/36                                                            0                         0
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.00% 12/1/22                                                                    0                         0
   5.125% 12/1/27                                                           2,000,000                 2,106,540
   5.25% 12/1/27                                                            3,840,000                 4,062,605
   (Robert Street Office Building Project)
   4.75% 12/1/23                                                                    0                         0
   5.00% 12/1/27                                                                    0                         0
   Series 9 5.25% 12/1/27                                                           0                         0
                                                                                      --------------------------
                                                                                                     12,468,729
                                                                                      --------------------------

Local General Obligation Bonds
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                                       1,040,000                 1,082,484
   5.00% 2/1/20 (FSA)                                                       1,000,000                 1,040,850
Bloomington Independent School District #271
   Series B 5.00% 2/1/17                                                            0                         0
Cambridge Independent School District #911
   Series A 4.75% 2/1/30 (MBIA)                                                     0                         0
Centennial Independent School District #012
   Series A 5.00% 2/1/18 (FSA)                                              1,270,000                 1,339,164
Dakota County Capital Improvement
   Series A 4.75% 2/1/26                                                            0                         0
Dakota County Community Development Agency
Governmental Housing Development
   5.00% 1/1/21                                                             1,275,000                 1,327,237
Farmington Independent School District #192
Capital Appreciation Series B
    5.00% 2/1/27 (FSA)                                                      4,000,000                 4,220,400
   ^5.34% 2/1/21 (FSA)                                                              0                         0
   ^5.422% 2/1/20 (FSA)                                                             0                         0
Hennepin County Regional Railroad Authority
   5.00% 12/1/31                                                                    0                         0
^Lakeville Independent School District #194
Capital Appreciation
   Series B 5.450% 2/1/19 (FSA)                                                     0                         0
Lakeville Independent School District #194
   Series A 4.75% 2/1/22 (FSA)                                              2,350,000                 2,434,671
^Mahtomedi Independent School District #832
Capital Appreciation
   Series B 5.898% 2/1/14 (MBIA)                                                    0                         0
Metropolitan Council Waste Water Treatment
   Series B 5.00% 12/1/21                                                           0                         0
Minneapolis Library 5.00% 12/1/25                                                   0                         0
Minneapolis Tax Increment Revenue (St. Anthony
Falls Project)
   5.75% 2/1/27                                                                     0                         0
Morris Independent School District #769
   5.00% 2/1/24 (MBIA)                                                      4,875,000                 5,191,485
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                                      2,970,000                 3,125,806
   5.375% 2/1/24 (FGIC)                                                     6,170,000                 6,572,346
New Brighton Tax Increment Series A
   5.00% 2/1/26 (MBIA)                                                      1,185,000                 1,266,860
   5.00% 2/1/27 (MBIA)                                                              0                         0
   5.00% 2/1/28 (MBIA)                                                              0                         0
Osseo Independent School District #279
   Series A 5.00% 2/1/21 (FSA)                                              3,570,000                 3,764,422
Prior Lake Independent School District #719
   Series B 5.00% 2/1/19 (FSA)                                                      0                         0
Ramsey County State Aid Series C 5.00% 2/1/28                                       0                         0
Robbinsdale Independent School District #281
   5.00% 2/1/21 (FSA)                                                       1,310,000                 1,381,343
Rockford Independent School District #883
  &(8) 5.625% 2/1/23 (FSA)                                                          0                         0
  &(9) 5.60% 2/1/21 (FSA)                                                   3,210,000                 3,402,359
^Rosemont Independent School District #196
Capital Appreciation
   Series B
   5.80% 4/1/09 (FSA)                                                       1,860,000                 1,693,214
   5.85% 4/1/10 (FSA)                                                       2,240,000                 1,962,845
   5.931% 4/1/11 (FSA)                                                              0                         0
   5.96% 4/1/12 (FSA)                                                               0                         0
   6.008% 4/1/13 (FSA)                                                              0                         0
^Sartell Independent School District #748
Capital Appreciation Series B
   5.976% 2/1/13 (MBIA)                                                             0                         0
   6.099% 2/1/15 (MBIA)                                                             0                         0
   6.15% 2/1/16 (MBIA)                                                              0                         0
^Sauk Rapids Independent School District #047
Series B
   5.982% 2/1/15 (FSA)                                                      2,700,000                 1,788,723
   6.083% 2/1/17 (FSA)                                                      2,245,000                 1,316,288
South Washington County Independent School
District #833
 &(10)  5.60% 2/1/20 (MBIA)                                                 6,880,000                 7,292,284
 &(11)  5.60% 2/1/21 (MBIA)                                                 7,290,000                 7,726,853
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                                       1,970,000                 2,073,346
   5.00% 2/1/27 (FSA)                                                       3,435,000                 3,572,675
St. Paul Housing & Redevelopment Authority Tax
Increment (Upper Landing Project)
   Series A 6.80% 3/1/29                                                            0                         0
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                                   0                         0
Todd Morrison Cass & Wadena Counties United
Hospital District
   (Health Care Facilities Lakewood)
   5.00% 12/1/21                                                                    0                         0
   5.00% 12/1/34                                                                    0                         0
   5.125% 12/1/24                                                                   0                         0
                                                                                      --------------------------
                                                                                                     63,575,655
                                                                                      --------------------------

§Pre-Refunded Bonds
Chaska Electric Revenue Series A 6.00% 10/1/25-10                                   0                         0
Little Canada Multifamily Housing Revenue
Alternative Development
   (Montreal Courts Apartments Project) Series A
   6.10% 12/1/17-07                                                                 0                         0
   6.25% 12/1/27-07                                                                 0                         0
Minneapolis Community Development Agency (Supported
   Development Revenue) Series G-3 5.45% 12/1/31-11                         2,000,000                 2,169,280
Minneapolis Health Care System Revenue (Fairview
Health Services)
   Series A 5.625% 5/15/32-12                                               5,400,000                 5,981,094
Minneapolis Tax Increment Revenue
   Series E 5.00% 3/1/13-09                                                         0                         0
Minnesota Agricultural & Economic Development Board
Revenue
   (Fairview Health Care System) Series A
   5.75% 11/15/26-07 (MBIA)                                                10,070,000                10,525,264
   6.375% 11/15/29-10                                                               0                         0
Minnesota Higher Education Facilities Series 4-1
   6.00% 10/1/12-06                                                                 0                         0
   6.00% 10/1/16-06                                                                 0                         0
Minnesota Public Facilities Authority Water
Pollution Control Revenue
   Series A 5.00% 3/1/20-10                                                         0                         0
   Series B 4.75% 3/1/19-09                                                         0                         0
Minnesota State Higher Education Facilities
Authority Revenue
   (Hameline University) Series 4-1
   6.00% 10/1/12-06                                                                 0                         0
   6.00% 10/1/16-06                                                                 0                         0
Puerto Rico Public Buildings Authority
Guaranteed Government
   Facilities Revenue Series D 5.25% 7/1/36-12                                      0                         0
Southern Minnesota Municipal Power Agency Supply
Revenue Series A
   5.75% 1/1/18                                                             3,790,000                 4,000,156
   5.75% 1/1/18 (AMBAC)                                                       670,000                   707,152
Southern Minnesota Municipal Power Agency Supply
System Revenue
   Series A 5.75% 1/1/18-16 (MBIA)                                                  0                         0
                                                                                       --------------------------
                                                                                                     23,382,946
                                                                                      --------------------------

Special Tax Bonds
^Minneapolis Community Development Agency
Tax Increment
    Revenue 6.674% 9/1/09 (MBIA)                                                    0                         0
Virgin Islands Public Finance Authority (Matching
Fund Loan) Series A
   5.25% 10/1/22                                                            1,785,000                 1,882,854
                                                                                      --------------------------
                                                                                                       1,882,854
                                                                                      --------------------------

State General Obligation Bonds
Minnesota State
   5.00% 11/1/20 (FSA)                                                      5,500,000                 5,762,239
   5.00% 8/1/21                                                                     0                         0
Minnesota State Refunding Various Purposes
   5.00% 6/1/13                                                                     0                         0
Puerto Rico Commonwealth Public Improvement
Series A
   5.00% 7/1/34                                                                     0                         0
   5.50% 7/1/19 (MBIA)                                                              0                         0
Puerto Rico Commonwealth Series B
   5.00% 7/1/35                                                                     0                         0
Puerto Rico Government Development Bank Senior Notes
   Series B 5.00% 12/1/14                                                           0                         0
                                                                                      --------------------------
                                                                                                      5,762,239
                                                                                      --------------------------

Transportation Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports
Commission Revenue Series A
   5.00% 1/1/22 (AMBAC)                                                             0                         0
   5.00% 1/1/22 (MBIA)                                                      2,000,000                 2,092,020
   5.125% 1/1/25 (FGIC)                                                       100,000                   103,457
   5.25% 1/1/16 (MBIA)                                                              0                         0
   5.25% 1/1/32 (FGIC)                                                              0                         0
Minneapolis/St. Paul Metropolitan Airports
Commission Revenue Series C
   5.125% 1/1/20 (FGIC)                                                     2,000,000                 2,099,560
   5.25% 1/1/32 (FGIC)                                                      6,595,000                 6,900,942
   5.50% 1/1/17 (FGIC)                                                              0                         0
                                                                                      --------------------------
                                                                                                     11,195,979
                                                                                      --------------------------

Water & Sewer Revenue Bonds
&(12) Minnesota Public Facilities Authority Water
Pollution Control Revenue
      5.25% 3/1/18                                                                  0                         0
                                                                                      --------------------------
                                                                                                              0
                                                                                      --------------------------
Total Municipal Bonds                                                                               239,100,979
                                                                                      --------------------------

Short-Term Investments
Money Market Instruments
Federated Minnesota Municipal Cash Trust                                      857,402                   857,402
                                                                                      --------------------------
                                                                                                        857,402
                                                                                      --------------------------

oVariable Rate Demand Notes
Midwest Consortium of Municipal Utilities Revenue
Series A
  (LOC - U.S. Bank N.A.) 3.40% 1/1/25                                       1,000,000                 1,000,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                                0                         0
Minneapolis Health Care System Revenue (Fairview
Health Services) Series A
   3.40% 11/15/32 (AMBAC)(SPA)                                              1,400,000                 1,400,000
Minneapolis Revenue (Guthrie Theater Project)
Series A
   (LOC - Wells Fargo Bank) 3.27% 10/1/23                                   1,000,000                 1,000,000
Minnesota State Higher Education Facilities
Authority Revenue
   (Carleton College) Series 6-D 3.30% 4/1/35 (SPA)                         3,060,000                 3,060,000
                                                                                      --------------------------
                                                                                                      6,460,000
                                                                                       --------------------------
                                                                                                      7,317,402
                                                                                      --------------------------

Total Investments at Market                                                                       $ 246,418,381
                                                                                      --------------------------

Total Investments at Cost                                                                         $ 231,382,840

                                                                   Delaware Tax-Free Minnesota Fund
                                                                            Pro Forma Combined
                                                                 Par/Shares                    Market Value
                                                       --------------------------------------------------------------

Municipal Bonds
Corporate-Backed Revenue Bonds
Cloquet Pollution Control Revenue (Potlatch Corp.
Project) 5.90% 10/1/26                                                     $ 6,500,000                   $ 6,612,255
Laurentian Energy Authority I Series A 5.00% 12/1/21                         8,000,000                     8,082,080
Sartell Environmental Improvement Revenue
(International Paper)
   Series A 5.20% 6/1/27                                                     7,265,000                     7,464,424
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf
   Revenues (Cargill, Inc. Project)
   Series E 6.125% 11/1/14                                                   4,500,000                     4,598,010
                                                                                       ------------------------------
                                                                                                          26,756,769
                                                                                       ------------------------------

Education Revenue Bonds
Minnesota State Colleges & Universities Revenue
Fund Series A
   5.00% 10/1/22 (FSA)                                                       5,135,000                     5,420,198
   5.00% 10/1/29 (MBIA)                                                      5,665,000                     5,984,393
Minnesota State Higher Education Facilities
Authority Revenue
   (Augsburg College)
   Series 6-C 5.00% 5/1/20                                                   1,250,000                     1,293,763
   Series 6-J1 5.00% 5/1/36                                                  2,225,000                     2,257,685
   (College of St. Benedict) Series 4-G 6.20% 3/1/16                         1,000,000                     1,001,380
   (St. Catherine College) Series 5-N1
   5.00% 10/1/18                                                             2,200,000                     2,272,666
   5.25% 10/1/22                                                             1,500,000                     1,559,640
   5.375% 10/1/32                                                            1,000,000                     1,047,430
St. Cloud Housing & Redevelopment Authority Revenue
   (State University Foundation Project) 5.00%
   5/1/23                                                                    2,000,000                     2,084,440
University of Minnesota
 &(1)   5.50% 7/1/21                                                        10,500,000                    12,065,498
 &(2)   5.75% 7/1/18                                                         3,840,000                     4,490,112
                                                                                       ------------------------------
                                                                                                          39,477,205
                                                                                       ------------------------------

Electric Revenue Bonds
Chaska Electric Revenue (Generating Facilities)
   Series A 5.00% 10/1/30                                                    3,000,000                     3,096,030
Minnesota State Municipal Power Agency
   5.00% 10/1/35                                                             3,000,000                     3,087,030
   Series A 5.00% 10/1/34                                                    6,250,000                     6,416,938
   Series A 5.125% 10/1/29                                                   3,000,000                     3,114,450
Northern Minnesota Municipal Power Agency Electric
System  Revenue
  ^Series A 5.849% 1/1/09 (AMBAC)                                            3,815,000                     3,505,413
   Series B 4.75% 1/1/20 (AMBAC)                                             2,500,000                     2,565,300
&(3) Northern Municipal Power Agency Electric System
Revenue
   5.25% 1/1/13 (FSA)                                                        9,170,000                     9,663,438
Puerto Rico Electric Power Authority Power Revenue
   Series GG 4.75% 9/1/21 (FSA)                                              1,000,000                     1,024,320
   Series OO 5.00% 7/1/13 (CIFG)                                             1,315,000                     1,419,385
Rochester Electric Utilities Revenue 5.25% 12/1/30                           4,915,000                     5,091,350
Shakopee Public Utilities Commission Revenue
   5.125% 2/1/26 (MBIA)                                                      2,850,000                     2,924,385
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
   5.00% 1/1/12 (AMBAC)                                                      4,205,000                     4,476,601
   5.00% 1/1/13 (MBIA)                                                       5,820,000                     6,248,526
   5.25% 1/1/15 (AMBAC)                                                      4,500,000                     4,963,770
Southern Minnesota Municipal Power Agency Supply
System Revenue
   &(4) 5.25% 1/1/15 (AMBAC)                                                 5,900,000                     6,508,084
   &(5) 5.25% 1/1/14 (AMBAC)                                                   4,000,000                     4,382,720
Western Minnesota Municipal Power Agency Series B
   5.00% 1/1/15 (MBIA)                                                       1,365,000                     1,481,503
                                                                                       ------------------------------
                                                                                                          69,969,243
                                                                                       ------------------------------

Escrowed to Maturity Bonds
Dakota/Washington Counties Housing & Redevelopment
Authority
   Anoka Single Family Residential Mortgage Revenue
   8.45% 9/1/19 (GNMA) (AMT)                                                 9,000,000                    12,815,280
Dakota/Washington Counties Housing & Redevelopment
Authority
   Bloomington Mortgage Single Family Residential
   Mortgage Revenue
   8.15% 9/1/16 (GNMA) (MBIA) (AMT)                                            405,000                       540,076
   8.375% 9/1/21 (GNMA) (MBIA) (AMT)                                        14,115,000                    20,532,384
Southern Minnesota Municipal Power Agency Supply
System Revenue
   Series B 5.50% 1/1/15 (AMBAC)                                               990,000                     1,048,024
University of Minnesota Series A 5.50% 7/1/21                                2,000,000                     2,298,160
Western Minnesota Municipal Power Agency Supply
Revenue Series A
   6.60% 1/1/10                                                              1,650,000                     1,738,473
   9.75% 1/1/16 (MBIA)                                                         715,000                     1,028,720
                                                                                       ------------------------------
                                                                                                         40,001,117
                                                                                       ------------------------------

Health Care Revenue Bonds
Aitkin Health Care Facilities Revenue (Riverwood
Health Care Center)
   5.60% 2/1/32                                                              1,500,000                     1,534,395
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Augustana Home St.
Paul Project)
   Series A 6.00% 1/1/40                                                     2,700,000                     2,742,336
Apple Valley, Minnesota Economic Development
Authority Health Care Revenue (Evercare Senior
Living Project)
   Series A 6.125% 6/1/35                                                    4,000,000                     4,027,440
Bemidji Health Care Facilities First Meeting
Revenue (North Country Health Services)
   5.00% 9/1/24 (RADIAN)                                                       740,000                       763,391
Bloomington Housing & Redevelopment Authority
Housing Revenue
   (Senior Summerhouse Bloomington Project,
   Presbyterian Homes Housing & Assisted Living,
   Inc.)
   6.125% 5/1/35                                                             3,420,000                     3,490,110
Breckenridge Catholic Health Initiatives
   5.00% 5/1/30                                                              2,000,000                     2,085,860
Buffalo Health Care Revenue (Central Minnesota
Senior Housing Project)
   Series A 5.50% 9/1/33                                                     1,270,000                     1,262,926
Duluth Economic Development Authority Health
Care Facilities
   Revenue Benedictine Health System (St. Mary's
   Hospital)
   5.25% 2/15/28                                                             8,500,000                     8,897,034
   5.25%  2/15/33                                                           10,000,000                    10,377,300
   5.50% 2/15/23                                                             1,000,000                     1,070,240
Maple Grove Health Care Facilities Revenue (North
Memorial Health Care)
   5.00% 9/1/29                                                              1,000,000                     1,032,560
   5.00% 9/1/35                                                              5,850,000                     6,005,669
Marshall Medical Center Gross Revenue (Weiner
Memorial Medical Center Project)
   6.00% 11/1/28                                                             1,000,000                     1,044,190
Minneapolis Health Care Facility Revenue
(Jones-Harrison Residence Project)
   5.60% 10/1/30                                                             1,550,000                     1,562,943
Minneapolis Health Care System Revenue
   (Allina Health Systems)
   Series A 5.75% 11/15/32                                                  17,300,000                    18,572,415
   (Fairview Health Services) Series D
   5.00% 11/15/30 (AMBAC)                                                    2,500,000                     2,624,925
   5.00% 11/15/34 (AMBAC)                                                   10,750,000                    11,256,433
Minneapolis/St. Paul Housing & Redevelopment
Authority
   Health Care System Revenue
   (Allina Health Systems)
   5.00% 11/15/13 (AMBAC)                                                    6,490,000                     6,496,166
   (Healthpartners Obligation Group Project)
   5.625% 12/1/22                                                              650,000                       695,799
   5.875% 12/1/29                                                            1,000,000                     1,081,610
Minnesota Agriculture & Economic Development Board
Revenue
   (Benedictine Health Systems) 5.75% 2/1/29                                1,895,000                     1,924,733
   (Fairview Health Care System) Series A
   5.75% 11/15/26 (MBIA)                                                       180,000                       187,549
   6.375% 11/15/29                                                              15,000                        16,235
Northfield Hospital Revenue
   5.375% 11/1/26                                                            3,785,000                     4,011,343
Prior Lake Senior Housing Revenue
   (Shepherds Path Senio Housing) Series B
   5.70% 8/1/36                                                              2,000,000                     2,016,760
   5.75% 8/1/41                                                              1,000,000                     1,008,820
Rochester Health Care Facilities Revenue
   (Mayo Clinic) 5.00% 11/15/36                                              7,000,000                     7,303,100
   (Mayo Foundation) Series B 5.50% 11/15/27                                   700,000                       725,522
Rochester Health Care Facilities Revenue (Mayo
Foundation),
   &(6)  Series A 5.50% 11/15/27                                             4,200,000                     4,353,153
   &(7)  Series B 5.50% 11/15/27                                            16,750,000                    17,360,789
Rochester, Minnesota Multifamily Revenue (Wedum
Shorewood Campus Project)
   6.60% 6/1/36                                                              3,890,000                     4,015,997
Shakopee Health Care Facilities Revenue (St.
Francis Regional Medical Center)
   5.10% 9/1/25                                                              2,000,000                     2,074,840
   5.25% 9/1/34                                                              7,000,000                     7,281,750
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
   5.25% 7/1/30                                                              9,420,000                     9,871,972
   5.50% 7/1/25                                                              2,000,000                     2,145,000
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
   6.00% 11/15/35                                                            4,340,000                     4,769,573
   Series A 5.70% 11/1/15                                                    1,300,000                     1,341,678
St. Paul Housing & Redevelopment Authority Hospital
Revenue (St.Paul/Ramsey Medical Center Project)
   5.50% 5/15/13 (AMBAC)                                                     1,000,000                     1,001,360
Washington County Housing & Redevelopment Authority
Hospital Facilities Revenue (Health East Project)
   5.50% 11/15/27                                                            1,000,000                     1,023,100
Willmar (Rice Memorial Hospital Project)
   5.00% 2/1/22 (FSA)                                                        1,000,000                     1,052,890
   5.00% 2/1/25 (FSA)                                                        1,000,000                     1,049,430
Woodbury Economic Development Authority Housing
Revenue
   (Senior Summerhouse Woodbury Project)  Series B
   5.75% 6/1/41                                                              2,250,000                     2,294,550
                                                                                       ------------------------------
                                                                                                         163,453,886
                                                                                       ------------------------------

Housing Revenue Bonds
Brooklyn Center Multifamily Housing Revenue (Shingle
Creek)
   5.40% 5/20/43 (GNMA) (AMT)                                                1,000,000                     1,026,180
Dakota County Housing & Redevelopment Authority
Single Family
   Mortgage Revenue Series B 5.85% 10/1/30 (GNMA)
   (FNMA)(AMT)                                                                 288,000                       294,684
Eagan Multifamily Revenue (Woodridge Apartments)
   5.90% 8/1/20 (GNMA)                                                       1,000,000                     1,025,670
Hopkins Multifamily Housing Revenue (Hopkins
Renaissance Project-Section 8)
   6.375% 4/1/20                                                             1,000,000                     1,033,180
@Hutchinson Multifamily Housing Revenue (Evergreen
Apartments Project-Section 8)
   5.75% 11/1/28                                                               910,000                       848,490
Minneapolis Multifamily Housing Revenue
   (Bottineau Commons Project)
   5.45% 4/20/43 (GNMA) (AMT)                                                1,500,000                     1,566,135
   (Grant Street Apartments Project) Series A
   7.25% 11/1/29                                                               750,000                       776,745
   (Seward Towers Project)
   5.00% 5/20/36 (GNMA)                                                      8,000,000                     8,314,560
   (Sumner Field) Series A
   5.50% 11/20/26 (GNMA) (AMT)                                               1,000,000                     1,034,649
   (Trinity Apartments-Section 8) Series A
   6.75% 5/1/21                                                              1,810,000                     1,864,924
Minnesota State Housing Finance Agency Rental
Housing Revenue
   Series C-2 5.95% 2/1/15 (AMBAC)                                           1,642,000                     1,652,279
   Series I 5.15% 7/1/38 (AMT)                                               5,550,000                     5,688,918
Minnesota State Housing Finance Agency Single
Family Mortgage
   Series A 5.30% 7/1/19                                                       585,000                       609,084
   Series B 5.35% 1/1/33 (AMT)                                               2,965,000                     3,042,742
   Series J 5.90% 7/1/28 (AMT)                                               4,950,000                       509,909
@Park Rapids Multifamily Revenue (The Court
Apartments Project-Section 8)
   6.30% 2/1/20                                                              2,835,000                     2,630,228
St. Cloud Housing & Redevelopment Authority Revenue
(Sterling Heights Apartments Project)
   7.55% 4/1/39 (AMT)                                                        1,000,000                     1,057,410
St. Louis Park Residential Mortgage Revenue
   Series A 7.25% 4/20/23 (GNMA)                                                78,000                        78,179
Stillwater Multifamily Housing Revenue (Stillwater
Cottages Project)
   7.25% 11/1/27 (AMT)                                                       1,540,000                     1,573,587
   Series A 7.00% 11/1/27                                                    1,000,000                     1,021,570
Wadena Housing & Redevelopment Authority Multifamily
Housing
   Revenue (Humphrey Manor East Project)
   6.00% 2/1/19                                                              1,860,000                     1,860,316
Washington County Housing & Redevelopment Authority
   Governmental Revenue (Briar Pond)
   Series C 7.25% 8/20/34                                                      955,000                       922,329
White Bear Lake Multifamily Revenue (Lake Square)
   Series A 5.875% 2/1/15 (FHA)                                              1,055,000                     1,081,407
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments-
Section 8)
   5.85% 6/1/19                                                                935,000                       935,000
                                                                                       ------------------------------
                                                                                                           40,448,175
                                                                                       ------------------------------

Lease Revenue Bonds
Hopkins Housing & Redevelopment Authority Public
Works and Fire Station
   Series A 5.00% 2/1/23 (MBIA)                                              1,210,000                     1,269,810
Minneapolis Special School District #001 Series A
   5.00% 2/1/18 (FSA)                                                        1,545,000                     1,629,141
   5.00% 2/1/19 (FSA)                                                        1,535,000                     1,618,596
   5.00% 2/1/20 (FSA)                                                        1,690,000                     1,782,037
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
   Series D 5.25% 7/1/36                                                     1,070,000                     1,105,995
St. Paul Port Authority Lease Revenue
   (Cedar Street Office Building Project)
   5.00% 12/1/22                                                             2,500,000                     2,639,725
   5.125% 12/1/27                                                            3,000,000                     3,159,810
   5.25% 12/1/27                                                             3,840,000                     4,062,605
   (Robert Street Office Building Project)
   4.75% 12/1/23                                                             2,000,000                     2,054,800
   5.00% 12/1/27                                                             2,500,000                     2,618,150
   Series 9 5.25% 12/1/27                                                      725,000                       769,899
                                                                                       ------------------------------
                                                                                                          22,710,568
                                                                                       ------------------------------

Local General Obligation Bonds
Big Lake Independent School District #727 Series A
   5.00% 2/1/17 (FSA)                                                        1,040,000                     1,082,484
   5.00% 2/1/20 (FSA)                                                        1,000,000                     1,040,850
Bloomington Independent School District #271
   Series B 5.00% 2/1/17                                                     5,300,000                     5,516,505
Cambridge Independent School District #911
   Series A 4.75% 2/1/30 (MBIA)                                              1,035,000                     1,060,585
Centennial Independent School District #012
   Series A 5.00% 2/1/18 (FSA)                                               1,270,000                     1,339,164
Dakota County Capital Improvement
   Series A 4.75% 2/1/26                                                     1,000,000                     1,021,730
Dakota County Community Development Agency
Governmental Housing Development
   5.00% 1/1/21                                                              1,275,000                     1,327,237
Farmington Independent School District #192
Capital Appreciation Series B
    5.00% 2/1/27 (FSA)                                                      10,705,000                    11,294,845
   ^5.34% 2/1/21 (FSA)                                                       1,500,000                       730,455
   ^5.422% 2/1/20 (FSA)                                                      1,650,000                       849,272
Hennepin County Regional Railroad Authority
   5.00% 12/1/31                                                             4,030,000                     4,169,881
^Lakeville Independent School District #194
Capital Appreciation
   Series B 5.450% 2/1/19 (FSA)                                              8,000,000                     4,281,440
Lakeville Independent School District #194
   Series A 4.75% 2/1/22 (FSA)                                               7,850,000                     8,132,835
^Mahtomedi Independent School District #832
Capital Appreciation
   Series B 5.898% 2/1/14 (MBIA)                                             1,540,000                     1,151,366
Metropolitan Council Waste Water Treatment
   Series B 5.00% 12/1/21                                                    1,200,000                     1,280,508
Minneapolis Library 5.00% 12/1/25                                            1,500,000                     1,577,640
Minneapolis Tax Increment Revenue (St. Anthony
Falls Project)
   5.75% 2/1/27                                                              1,000,000                     1,027,560
Morris Independent School District #769
   5.00% 2/1/24 (MBIA)                                                       4,875,000                     5,191,485
Mounds View Independent School District #621
   5.00% 2/1/20 (MBIA)                                                       2,970,000                     3,125,806
   5.375% 2/1/24 (FGIC)                                                      6,170,000                     6,572,346
New Brighton Tax Increment Series A
   5.00% 2/1/26 (MBIA)                                                       1,185,000                     1,266,860
   5.00% 2/1/27 (MBIA)                                                       1,000,000                     1,065,600
   5.00% 2/1/28 (MBIA)                                                       1,000,000                     1,064,730
Osseo Independent School District #279
   Series A 5.00% 2/1/21 (FSA)                                               3,570,000                     3,764,422
Prior Lake Independent School District #719
   Series B 5.00% 2/1/19 (FSA)                                               3,145,000                     3,373,358
Ramsey County State Aid Series C 5.00% 2/1/28                                1,060,000                     1,110,573
Robbinsdale Independent School District #281
   5.00% 2/1/21 (FSA)                                                        1,310,000                     1,381,343
Rockford Independent School District #883
  &(8) 5.625% 2/1/23 (FSA)                                                   7,020,000                     7,446,290
  &9 5.60% 2/1/21 (FSA)                                                      3,210,000                     3,402,359
^Rosemont Independent School District #196
Capital Appreciation
   Series B
   5.80% 4/1/09 (FSA)                                                        1,860,000                     1,693,214
   5.85% 4/1/10 (FSA)                                                        2,240,000                     1,962,845
   5.931% 4/1/11 (FSA)                                                       2,600,000                     2,191,930
   5.96% 4/1/12 (FSA)                                                        1,850,000                     1,498,500
   6.008% 4/1/13 (FSA)                                                       1,915,000                     1,486,959
^Sartell Independent School District #748
Capital Appreciation Series B
   5.976% 2/1/13 (MBIA)                                                        540,000                       419,186
   6.099% 2/1/15 (MBIA)                                                      1,075,000                       766,647
   6.15% 2/1/16 (MBIA)                                                       1,750,000                     1,191,173
^Sauk Rapids Independent School District #047
Series B
   5.982% 2/1/15 (FSA)                                                       2,700,000                     1,788,723
   6.083% 2/1/17 (FSA)                                                       2,245,000                     1,316,288
South Washington County Independent School
District #833
 &(10)  5.60% 2/1/20 (MBIA)                                                  6,880,000                     7,292,284
 &(11)  5.60% 2/1/21 (MBIA)                                                  7,290,000                     7,726,853
St. Michael Independent School District #885
   5.00% 2/1/20 (FSA)                                                        1,970,000                     2,073,346
   5.00% 2/1/27 (FSA)                                                        3,435,000                     3,572,675
St. Paul Housing & Redevelopment Authority Tax
Increment (Upper Landing Project)
   Series A 6.80% 3/1/29                                                     1,000,000                     1,073,320
St. Peter's Hospital Series A 5.00% 9/1/24 (MBIA)                            1,905,000                     1,975,980
Todd Morrison Cass & Wadena Counties United
Hospital District
   (Health Care Facilities Lakewood)
   5.00% 12/1/21                                                             2,000,000                     2,061,880
   5.00% 12/1/34                                                             1,000,000                     1,015,870
   5.125% 12/1/24                                                            1,000,000                     1,035,980
                                                                                       ------------------------------
                                                                                                         127,793,182
                                                                                       ------------------------------

§Pre-Refunded Bonds
Chaska Electric Revenue Series A 6.00% 10/1/25-10                            1,000,000                     1,090,550
Little Canada Multifamily Housing Revenue
Alternative Development
   (Montreal Courts Apartments Project) Series A
   6.10% 12/1/17-07                                                          1,230,000                     1,255,449
   6.25% 12/1/27-07                                                          2,900,000                     2,985,666
Minneapolis Community Development Agency (Supported
   Development Revenue) Series G-3 5.45% 12/1/31-11                          2,000,000                     2,169,280
Minneapolis Health Care System Revenue (Fairview
Health Services)
   Series A 5.625% 5/15/32-12                                               16,925,000                    18,746,298
Minneapolis Tax Increment Revenue
   Series E 5.00% 3/1/13-09                                                  6,265,000                     6,481,268
Minnesota Agricultural & Economic Development Board
Revenue
   (Fairview Health Care System) Series A
   5.75% 11/15/26-07 (MBIA)                                                 10,070,000                    10,525,264
   6.375% 11/15/29-10                                                          485,000                       540,630
Minnesota Higher Education Facilities Series 4-1
   6.00% 10/1/12-06                                                            980,000                       981,901
   6.00% 10/1/16-06                                                          1,400,000                     1,402,716
Minnesota Public Facilities Authority Water
Pollution Control Revenue
   Series A 5.00% 3/1/20-10                                                  3,000,000                     3,138,480
   Series B 4.75% 3/1/19-09                                                  2,000,000                     2,056,200
Minnesota State Higher Education Facilities
Authority Revenue
   (Hameline University) Series 4-1
   6.00% 10/1/12-06                                                            270,000                       270,532
   6.00% 10/1/16-06                                                            390,000                       390,768
Puerto Rico Public Buildings Authority
Guaranteed Government
   Facilities Revenue Series D 5.25% 7/1/36-12                               2,930,000                     3,168,561
Southern Minnesota Municipal Power Agency Supply
Revenue Series A
   5.75% 1/1/18                                                              3,790,000                     4,000,156
   5.75% 1/1/18 (AMBAC)                                                        670,000                       707,152
Southern Minnesota Municipal Power Agency Supply
System Revenue
   Series A 5.75% 1/1/18-16 (MBIA)                                           1,000,000                     1,055,450
                                                                                        ------------------------------
                                                                                                          60,966,321
                                                                                       ------------------------------

Special Tax Bonds
^Minneapolis Community Development Agency
Tax Increment
    Revenue 6.674% 9/1/09 (MBIA)                                             5,750,000                     5,157,175
Virgin Islands Public Finance Authority (Matching
Fund Loan) Series A
   5.25% 10/1/22                                                             1,785,000                     1,882,854
                                                                                       ------------------------------
                                                                                                           7,040,029
                                                                                       ------------------------------

State General Obligation Bonds
Minnesota State
   5.00% 11/1/20 (FSA)                                                      13,675,000                    14,327,023
   5.00% 8/1/21                                                              2,400,000                     2,538,216
Minnesota State Refunding Various Purposes
   5.00% 6/1/13                                                              5,175,000                     5,296,509
Puerto Rico Commonwealth Public Improvement
Series A
   5.00% 7/1/34                                                              4,500,000                     4,597,695
   5.50% 7/1/19 (MBIA)                                                       1,500,000                     1,723,230
Puerto Rico Commonwealth Series B
   5.00% 7/1/35                                                              1,500,000                     1,537,980
Puerto Rico Government Development Bank Senior Notes
   Series B 5.00% 12/1/14                                                    1,000,000                     1,064,340
                                                                                       ------------------------------
                                                                                                          31,084,993
                                                                                       ------------------------------

Transportation Revenue Bonds
Minneapolis/St. Paul Metropolitan Airports
Commission Revenue Series A
   5.00% 1/1/22 (AMBAC)                                                      3,440,000                     3,513,066
   5.00% 1/1/22 (MBIA)                                                       2,000,000                     2,092,020
   5.125% 1/1/25 (FGIC)                                                        100,000                       103,457
   5.25% 1/1/16 (MBIA)                                                       1,460,000                     1,570,011
   5.25% 1/1/32 (FGIC)                                                       5,000,000                     5,235,999
Minneapolis/St. Paul Metropolitan Airports
Commission Revenue Series C
   5.125% 1/1/20 (FGIC)                                                      2,000,000                     2,099,560
   5.25% 1/1/32 (FGIC)                                                       8,845,000                     9,255,320
   5.50% 1/1/17 (FGIC)                                                       2,500,000                     2,669,725
                                                                                       ------------------------------
                                                                                                          26,539,158
                                                                                       ------------------------------

Water & Sewer Revenue Bonds
&(12) Minnesota Public Facilities Authority Water
Pollution Control Revenue
      5.25% 3/1/18                                                          10,000,000                    10,399,649
                                                                                       ------------------------------
                                                                                                          10,399,649
                                                                                       ------------------------------
Total Municipal Bonds                                                                                    666,640,295
                                                                                       ------------------------------

Short-Term Investments
Money Market Instruments
Federated Minnesota Municipal Cash Trust                                     1,275,567                     1,275,567
                                                                                       ------------------------------
                                                                                                           1,275,567
                                                                                       ------------------------------

oVariable Rate Demand Notes
Midwest Consortium of Municipal Utilities Revenue
Series A
  (LOC - U.S. Bank N.A.) 3.40% 1/1/25                                        1,100,000                     2,000,000
Minneapolis Guthrie Parking Ramp 3.05% 12/1/33 (SPA)                         1,000,000                     1,000,000
Minneapolis Health Care System Revenue (Fairview
Health Services) Series A
   3.40% 11/15/32 (AMBAC)(SPA)                                               1,400,000                     1,400,000
Minneapolis Revenue (Guthrie Theater Project)
Series A
   (LOC - Wells Fargo Bank) 3.27% 10/1/23                                    1,000,000                     1,000,000
Minnesota State Higher Education Facilities
Authority Revenue
   (Carleton College) Series 6-D 3.30% 4/1/35 (SPA)                          9,060,000                     9,060,000
                                                                                       ------------------------------
                                                                                                          14,460,000
                                                                                        ------------------------------
                                                                                                          15,735,567
                                                                                       ------------------------------

Total Investments at Market                                                                            $ 682,375,862
                                                                                       ------------------------------

Total Investments at Cost                                                                              $ 649,412,078
                                                                                       ------------------------------

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
FSA  - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA  - Insured by the Municipal Bond Insurance Association
RADIAN  - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

§Pre-Refunded  Bonds.  Municipals that are generally backed or secured by U.S.
Treasury bonds. For  Pre-Refunded  Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

oVariable  rate  security.  The interest rate shown is the rate as of August 31,
2006.

^Zero  coupon  security.  The  interest  rate  shown is the yield at the time of purchase.

@Illiquid  security.  At August  31,  2006,  the  aggregate  amount of  illiquid securities  equals  $3,478,718,  which  represented 0.55% of the combined Funds'
market  value of  investments.  See  Note #6 in "Pro  Forma  Notes to  Financial
Statements."

&(1) Security held in a trust in connection  with the Inverse  Floater  security
     $5,250,000, 7.453%, 7/1/21.

&(2) Security held in a trust in connection  with the Inverse  Floater  security
     $1,920,000, 7.96%, 7/1/18.

&3   Security held in a trust in connection  with the Inverse  Floater  security
     $4,585,000, 6.946%, 1/1/13.

&(4) Security held in a trust in connection  with the Inverse  Floater  security
     $2,950,000, 7.251%, 1/1/15.

&(5) Security held in a trust in connection  with the Inverse  Floater  security
     $2,000,000, 6.966%, 1/1/14.

&(6) Security held in a trust in connection  with the Inverse  Floater  security
     $2,100,000, 7.453%, 11/15/27.

&(7) Security held in a trust in connection  with the Inverse  Floater  security
     $8,375,000, 7.453%, 11/15/27.

&(8) Security held in a trust in connection  with the Inverse  Floater  security
     $3,510,000, 7.706%, 2/1/23.

&(9) Security held in a trust in connection  with the Inverse  Floater  security
     $1,605,000, 7.656%, 2/1/21.

&(10) Security held in a trust in connection with the Inverse  Floater  security
     $3,440,000, 7.656%, 2/1/20.

&(11) Security held in a trust in connection with the Inverse  Floater  security
     $3,645,000, 7.656%, 2/1/21.

&(12) Security held in a trust in connection with the Inverse  Floater  security
     $5,000,000, 6.946%, 3/1/18.

&    An  inverse  floater  bond is a type  of bond  with  variable  or  floating interest rates that move in the opposite  direction of short-term  interest rates.  Interest  rate  disclosed is in effect as of August 31,  2006.  For additional  information  on the Inverse  Floater  programs,  see Note #6 in
     "Proforma Notes to Financial Statements."

(A)  No adjustments  are shown to the unaudited pro forma combined  portfolio of investments  due to the fact that upon  completion of the  acquisition,  no securities  would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and  restrictions.  However, the  foregoing  sentence  shall not  restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of August 31, 2006
(Unaudited)

                                                                                                             Delaware Tax-Free
                                                                                                               Minnesota Fund
                                                 Delaware Tax-Free      Delaware Tax-Free      Pro Forma         Pro Forma
                                                  Minnesota Fund     Minnesota Insured Fund   Adjustments         Combined
                                              --------------------   -----------------------  -----------    ------------------
Assets

Investments, at market value                         $ 435,957,481            $ 246,418,381           $ -        $ 682,375,862
Cash                                                         1,882                    6,280                              8,162
Receivable for fund shares sold                            628,451                2,913,948                          3,542,399
Interest receivable                                      5,572,658                  312,175                          5,884,833
                                              --------------------   -----------------------  -----------    ------------------
     Total Assets                                      442,160,472              249,650,784             -          691,811,256
                                              --------------------   -----------------------  -----------    ------------------

Liabilities

Liability for Inverse Floater programs                  31,105,000               13,275,000                         44,380,000
Accrued expenses and other liabilities                     404,468                  232,423                            636,891
Payable for securities purchased                         1,255,890                        -                          1,255,890
Payable for fund shares purchased                          238,427                   82,589                            321,016
Payable for distributions to
  shareholders                                             401,929                  224,098                            626,027
Interest and related expense payable
  for Inverse Floater Programs                             556,023                  241,623                            797,646
Transaction costs payable                                        -                        -        73,334 *             73,334
                                              --------------------   -----------------------  -----------    ------------------
     Total Liabilities                                  33,961,737               14,055,733        73,334           48,090,804
                                              --------------------   -----------------------  -----------    ------------------
Net Assets                                           $ 408,198,735            $ 235,595,051     $ (73,334)       $ 643,720,452
                                              ====================   ======================   ===========    =================

Investment at Cost                                   $ 418,029,238            $ 231,382,840           $ -        $ 649,412,078

Components of Net Assets

Shares of beneficial interest
 (unlimited authorization - no par)                  $ 389,782,636            $ 220,321,556           $ -        $ 610,104,192
Distributions in excess of net
 investment income                                         (22,418)                       -       (73,334)*            (95,752)
Accumulated net realized gain on
 investments                                               510,274                  237,954                            748,228
Net unrealized appreciation of
 investments                                            17,928,243               15,035,541                         32,963,784
                                              --------------------   -----------------------  -----------    ------------------
Net Assets                                           $ 408,198,735            $ 235,595,051     $ (73,334)       $ 643,720,452
                                              ====================   ======================   ===========    =================

*    Adjustment  reflects  the costs of the  transaction  to be  incurred by the
     Funds.

Shares Outstanding                                      32,667,613               21,640,206    (2,784,308)          51,523,511

Class A Shares                                          30,552,280               19,552,653    (2,512,941)          47,591,992
Class B Shares                                             908,021                  936,209      (121,757)           1,722,473
Class C Shares                                           1,207,312                1,151,344      (149,610)           2,209,046

Net Assets:

Class A Shares                                       $ 381,719,633            $ 212,859,134      ($67,416)       $ 594,511,351
Class B Shares                                          11,353,799               10,182,240       ($2,605)          21,533,434
Class C Shares                                          15,125,303               12,553,677       ($3,313)          27,675,667

Net asset value per share:

Class A Shares                                              $12.49                   $10.89                             $12.49
Class B Shares                                              $12.50                   $10.88                             $12.50
Class C Shares                                              $12.53                   $10.90                             $12.53

Offering price per share:

Class A Shares                                              $13.08                   $11.40                             $13.08

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended August 31, 2006
(Unaudited)

                                                                                                        Delaware Tax-Free
                                        Delaware Tax-Free         Delaware Tax-Free      Pro Forma         Minnesota Fund
                                           Minnesota Fund    Minnesota Insured Fund    Adjustments     Pro Forma Combined
                                        -----------------  ------------------------  -------------     ------------------

Investment Income
  Interest income                            $ 21,137,119           $ 12,150,622               $ -          $ 33,287,741
                                        -----------------  ------------------------  -------------     ------------------

Expenses
  Management fees                               2,190,839              1,188,037            50,833(A)          3,429,709
  Interest and related expense                  1,051,651                449,819                               1,501,470
  Distribution expenses - Class A                 928,423                535,795                               1,464,218
  Distribution expenses - Class B                 122,428                111,364                                 233,792
  Distribution expenses - Class C                 144,811                122,115                                 266,926
  Dividend disbursing and transfer
    agent fees and expenses                       203,190                134,876                                 338,066
  Accounting and administration
    expenses                                      159,334                 95,043                                 254,377
  Reports and statements to
   shareholders                                    31,031                 27,876                                  58,907
  Legal and professional fees                      61,009                 47,903           (10,600)(B)            98,312
  Registration fees                                27,692                 17,639           (16,565)(B)            28,766
  Insurance fees                                   11,229                  5,975                                  17,204
  Trustees' fees                                   20,743                 13,468                                  34,211
  Custodian fees                                   19,475                 10,740            (2,000)(B)            28,215
  Pricing fees                                      4,009                  2,633              (474)(B)             6,168
  Taxes (other than taxes on
    income)                                         1,302                    743                                   2,045
  Other                                            13,269                  8,043            (1,175)(B)            20,137
                                        -----------------  ------------------------  -------------     ------------------
                                                4,990,435              2,772,069            20,019             7,782,523
  Less expenses absorbed or waived                (15,468)               (28,216)         (200,258)(C)          (243,942)
  Less expense paid indirectly                     (2,148)                  (811)              811 (B)            (2,148)
                                        -----------------  ------------------------  -------------     ------------------
  Total expenses                                4,972,819              2,743,042          (179,428)            7,536,433
                                        -----------------  ------------------------  -------------     ------------------

Net Investment Income                          16,164,300              9,407,580           179,428            25,751,308
                                        -----------------  ------------------------  -------------     ------------------

Net Realized and Unrealized Gain/
(Loss) on Investments:
  Net realized gain on investments                420,471               (191,561)                -               228,910
  Change in unrealized
    appreciation/(depreciation) of
    investments                                (5,618,279)            (4,320,530)                -            (9,938,809)
                                        -----------------  ------------------------  -------------     ------------------
Net Realized and Unrealized Gain on
Investments                                    (5,197,808)            (4,512,091)                -            (9,709,899)

Change in Net Assets Resulting from
Operations                                   $ 10,966,492            $ 4,895,489         $ 179,428          $ 16,041,409
                                        =================  =====================     =============     ==================

(A)  Increase to reflect higher management fee for the surviving Fund.

(B)  Decrease to reflect appropriate expense levels by merging the Funds.

(C)  In addition to the fee waiver/fee  reimbursement currently in place for the
     Delaware  Tax-Free  Minnesota  Fund  through  December  31,  2007,  DMC has contractually  agreed to cap (the  "Expense  Cap") the net  expenses of the combined  Fund  for at  least  one  year  after  the  closing  date  of the
     Transaction  in order to  ensure  that the  combined  Fund's  net  expenses
     (excluding  inverse floater program expenses related to the Transaction) do not exceed the  Delaware  Tax-Free  Minnesota  Insured  Fund's net expenses
     (excluding inverse floater program expenses and the expenses related to the
     Transaction).  The Expense Cap also  excludes  taxes,  interest,  brokerage fees,  certain  insurance costs and non-routine  expenses.  For purposes of these  waivers and  reimbursements,  non-routine  expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the combined Fund's Board and DMC.

See Pro Forma Notes to Financial Statements

Delaware Tax-Free Minnesota Fund
Pro Forma Notes to Financial Statements
August 31, 2006 (Unaudited)

Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. These financial  statements and related notes pertain to the Delaware Tax-Free Minnesota Fund (the "Fund").  The
Trust is an open-end investment company. The Fund is considered  non-diversified under the Investment  Company Act of 1940, as amended.  The Fund offers Class A,
Class B and  Class C shares.  Class A shares  are sold  with a  front-end  sales charge of up to 4.50%.  Class A share purchases of $1,000,000 or more will incur a contingent  deferred sales charge of up to 1% if redeemed during the first two years, provided that, a financial advisor was paid commission on the purchase of those shares.  Class B shares are sold with a contingent  deferred  sales charge that  declines from 4.00% to zero  depending  upon the period of time the shares are  held.  Class B shares  will  automatically  convert  to Class A shares on a quarterly basis  approximately  eight years after  purchase.  Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The  investment  objective  of the  Fund is to seek as high a level  of  current income  exempt from federal  income tax and from the  Minnesota  state  personal income tax, as is consistent with preservation of capital.

1. Basis of Pro forma Presentation
The accompanying pro forma financial statements are presented to show the effect of the  proposed  acquisition  of Delaware  Tax-Free  Minnesota  Insured Fund by
Delaware Tax-Free  Minnesota Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware
Tax-Free  Minnesota Insured Fund by Delaware  Tax-Free  Minnesota Fund had taken place as of September 1, 2006.

Under the terms of the Agreement and Plan of Reorganization,  the combination of
Delaware Tax-Free  Minnesota  Insured Fund and Delaware Tax-Free  Minnesota Fund
will be  accounted  for by a  method  of  accounting  for  tax-free  mergers  of investment  companies.  The acquisition  would be accomplished by an acquisition
(the  "Transaction")  of the net assets of Delaware  Tax-Free  Minnesota Insured
Fund in exchange for shares of the Delaware Tax-Free Minnesota Fund at net asset value.  The  statement of assets and  liabilities  and the related  statement of operations of Delaware  Tax-Free  Minnesota  Insured Fund and Delaware  Tax-Free
Minnesota  Fund have been  combined as of and for the twelve months ended August
31, 2006.

The  accompanying pro forma financial  statements  should be read in conjunction with the financial  statements of Delaware  Tax-Free  Minnesota Insured Fund and
Delaware  Tax-Free  Minnesota  Fund included in their annual report dated August
31, 2006 or Statement of Additional Information dated January 3, 2007.

2. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security  Valuation - Long-term  debt  securities  are valued by an  independent pricing  service and such prices are  believed to reflect the fair value of such securities.  Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates  market value.  Open-end investment companies are valued at their  published net asset value.  Other  securities and assets for which market  quotations are not readily available are valued at fair value as  determined  in good faith under the  direction  of the Fund's Board of
Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into  consideration,  such as market closures, aftermarket trading or significant events after local market
trading  (e.g.,   government  actions  or  pronouncements,   trading  volume  or
volatility on markets, exchanges among dealers, or news events).

Federal  Income  Taxes - The Fund  intends to  continue  to qualify  for federal income tax  purposes as a regulated  investment  company and make the  requisite distributions  to  shareholders.  Accordingly,  no provision for federal  income taxes has been made in the financial statements.

On July 13, 2006, the Financial  Accounting Standards Board (FASB) released FASB
Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN
48 provides  guidance for how  uncertain  tax  positions  should be  recognized, measured,  presented, and disclosed in the financial statements. FIN 48 requires the  evaluation of tax positions  taken or expected to be taken in the course of preparing  the Fund's tax returns to  determine  whether the tax  positions  are
"more-likely-than-not"  of being sustained by the applicable tax authority.  Tax positions  not  deemed  to meet  the  more-likely-than-not  threshold  would  be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all  open  tax  years as of the  effective  date.  Although  the  Fund's  tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class  Accounting - Investment  income and common  expenses are allocated to the classes of the Fund on the basis of  "settled  shares" of each class in relation to the  net  assets  of  the  Fund.  Realized  and  unrealized  gain  (loss)  on investments  is  allocated  to the  various  classes of the Fund on the basis of daily net assets of each  class.  Distribution  expenses  relating to a specific class are charged directly to that class.

Use of Estimates - The  preparation of financial  statements in conformity  with
U.S.  generally  accepted  accounting  principles  requires  management  to make estimates  and  assumptions  that  affect  the  reported  amounts  of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Interest and Related Expenses - Interest and related expenses  include,  but are not  limited  to,  interest  expense,  remarketing  fees,  liquidity  fees,  and trustees' fees from the Delaware  Tax-Free  Minnesota  Fund's  participation  in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate  securities and inverse  floating rate securities with an aggregate  principal amount equal to the principal of the transferred  bonds.
The Fund  receives  the inverse  floater  securities  and cash from the trust in consideration  of the conveyance of the municipal  bonds to the trust.  The cash received is treated as a form of liability  for  accounting  purposes.  Interest expense is recorded by the Fund based on the interest  rate of the floating rate securities.  Remarketing  fees,  liquidity fees, and trustees' fees expenses are recorded on the accrual basis.

For the year ended  August 31, 2006,  Delaware  Tax-Free  Minnesota  Fund had an
average daily liability from the  participation  in inverse floater  programs of
$44,380,000 and recorded interest expense at an average rate of 3.38%.

Other - Expenses  directly  attributable to the Fund are charged directly to the
Fund.   Other   expenses   common  to  various   funds   within   the   Delaware
Investments(R)Family  of Funds are  allocated  amongst the funds on the basis of average net assets.  Management  fees and some other  expenses are paid monthly.
Security  transactions  are recorded on the date the securities are purchased or sold (trade date) for financial  reporting  purposes.  Costs used in calculating realized gains and losses on the sale of investment  securities are those of the specific  securities  sold.  Interest  income is recorded on the accrual  basis.
Discounts  and premiums are  amortized to interest  income over the lives of the respective  securities.  The Fund declares  dividends  daily from net investment income and pays such dividends monthly and declares and pays  distributions from net realized gain on investments, if any, annually.

The Fund  receives  earnings  credits  from its  custodian  when  positive  cash balances are maintained, which are used to offset custody fees. The expense paid under the above  arrangement  is included in custodian  fees on the Statement of
Operations  with  the  corresponding  expense  offset  shown  as  "expense  paid indirectly."

3. Allocation of Transaction Costs
The total costs of the Transaction  between Delaware Tax-Free  Minnesota Insured
Fund and Delaware  Tax-Free  Minnesota  Fund are  estimated to be $110,000.  The costs of the  Transaction,  including costs of soliciting  proxies in connection with the  shareholder  meeting,  will be shared by the following  parties in the percentages  indicated:  33.33% by Delaware  Tax-Free  Minnesota  Insured  Fund,
33.33% by Delaware  Tax-Free  Minnesota  Fund and 33.34% by Delaware  Management
Company ("DMC"), a series of Delaware Management Business Trust.

4. Investment Management,  Administration Agreements and Other Transactions with
Affiliates
In accordance with the terms of its investment  management  agreement,  the Fund pays DMC, the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund,
0.50% on the next $500  million,  0.45% on the next $1.5  billion  and 0.425% on average daily net assets in excess $2.5 billion.

DMC has  contractually  agreed to waive that portion,  if any, of its management fee and  reimburse  the Fund to the  extent  necessary  to  ensure  that  annual operating expenses,  exclusive of 12b-1 plan expenses, taxes, interest,  inverse
floater  program   expenses,   brokerage  fees,   certain  insurance  costs  and
non-routine expenses or costs, including,  but not limited to, those relating to
reorganizations,   litigation,   certain   Trustee   retirement  plan  expenses,
conducting  shareholder  meetings and liquidations  (collectively,  "non-routine expenses"),  do not exceed 0.68% of average daily net assets of the Fund through
December 31,  2007.  From  January 1, 2006  through  December 31, 2006,  DMC had contractually  agreed to waive its fees  and/or  reimburse  expenses in order to prevent total operating  expenses  (excluding any 12b-1 fees,  taxes,  interest, brokerage  fees,  extraordinary  expenses  and  certain  insurance  costs)  from exceeding  0.68% of the average daily net assets of the Fund.  Prior to December
30,  2005,  DMC had  contractually  agreed  to waive  its fees to  prevent  such expenses  from  exceeding  0.69% of the average daily net assets of the Fund. In addition to the fee  waiver/fee  reimbursement  currently  in place for the Fund through  December 31, 2007,  DMC has  contractually  agreed to cap (the "Expense
Cap") the net  expenses of the Fund for at least one year after the closing date of the  Transaction  in order to ensure that the Fund's net expenses  (excluding inverse floater program expenses and the expenses related to the Transaction) do
not  exceed  the  Delaware  Tax-Free   Minnesota  Insured  Fund's  net  expenses
(excluding  inverse  floater  program  expenses and the expenses  related to the
Transaction).  The Expense Cap also excludes  taxes,  interest,  brokerage fees, certain insurance costs and non-routine expenses.  For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional costs and  expenses,  as may be agreed upon from time to time by the Fund's  Board and
DMC.

Delaware  Service  Company,   Inc.  ("DSC"),   an  affiliate  of  DMC,  provides
accounting, administration, dividend disbursing and transfer agent services. The
Fund pays DSC a monthly  fee  computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and  administration  services.  The Fund paid DSC a monthly fee based on the number of shareholder  accounts for dividend disbursing and transfer agent services.

Pursuant  to a  distribution  agreement  and  distribution  plan,  the Fund pays
Delaware  Distributors,  L.P. ("DDLP"), the distributor and an affiliate of DMC, an annual  distribution and service fee not to exceed 0.25% of the average daily net  assets of the Class A shares and 1.00% of the  average  daily net assets of the Class B and C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust.
These officers and trustees are paid no compensation by the Fund.

5. Line of Credit
The Fund, along with certain other funds in the Delaware Investments(R)Family of
Funds (the  "Participants"),  participates  in a $225,000,000  revolving line of credit facility to be used for temporary or emergency  purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual  commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The
Fund had no amount  outstanding as of August 31, 2006, or at any time during the period.

6. Credit and Market Risks
The Fund  concentrates its investments in securities  issued by  municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation  within the state,  regional or local economic  conditions,  and differing levels of supply and demand for municipal bonds.  Many  municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer,  such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance  that the insurance  company  will  meet  its  obligations.  These  securities  have  been identified in the Portfolio of Investments.

The Fund may participate in inverse floater  programs where it transfers its own bonds to a trust that issues floating rate securities and inverse  floating rate securities  ("inverse floaters") with an aggregate principal amount equal to the principal of the transferred  bonds. The inverse  floaters  received by the Fund are derivative  tax-exempt  obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates,  usually at an accelerated speed. Consequently,  the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Fund typically uses inverse floaters to adjust the duration of its portfolio. Duration measures a  portfolio's  sensitivity  to changes in interest  rates.  By holding  inverse floaters  with a  different  duration  than the  underlying  bonds that the Fund transferred to the trust,  the Fund seeks to adjust its portfolio's  sensitivity to changes in interest  rates.  The Fund may also invest in inverse  floaters to add additional income to the Fund or to adjust the Fund's exposure to a specific segment of the yield  curve.  Such  securities  are denoted on the  Portfolio of
Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds.  Under  current  federal  tax  laws  and  regulations,  state  and  local government borrowers are permitted to refinance outstanding bonds by issuing new bonds.  The issuer  refinances the  outstanding  debt to either reduce  interest costs or to remove or alter  restrictive  covenants  imposed by the bonds  being refinanced.  A refunding  transaction  where the municipal  securities are being refunded  within 90 days from the issuance of the refunding  issue is known as a
"current  refunding".  "Advance  refunded bonds" are bonds in which the refunded bond issue remains  outstanding  for more than 90 days following the issuance of the refunding issue. In an advance  refunding,  the issuer will use the proceeds of a new bond issue to purchase  high grade  interest  bearing  debt  securities which are then  deposited  in an  irrevocable  escrow  account held by an escrow agent to secure all future  payments of principal  and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the  refunding  issue are  deposited  in an  escrow  account  for  investment sufficient  to pay all of the  principal  and interest on the original  interest payment  and  maturity  dates.  Bonds  are  considered  "pre-refunded"  when the refunding  issue's  proceeds  are escrowed  only until a permitted  call date or dates on the refunded  issue with the refunded issue being redeemed at the time, including  any required  premium.  Bonds become  "defeased"  when the rights and interests of the bondholders and of their lien on the pledged  revenues or other security  under  the  terms of the bond  contract  and are  substituted  with an alternative  source of  revenues  (the  escrow  securities)  sufficient  to meet payments  of  principal  and  interest  to  maturity or to the first call dates.
Escrowed secured bonds will often receive a rating of AAA from Moody's Investors
Service,  Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the
strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit  agreement.  The Fund will purchase  escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S.
government or agencies or instrumentalities of the U.S. government.

The Fund may invest a portion of its total assets in illiquid securities,  which may include  securities  with  contractual  restrictions  on resale,  securities exempt  from  registration  under Rule 144A of the  Securities  Act of 1933,  as amended, and other securities which may not be readily marketable.  The relative illiquidity of these  securities may impair the Fund from disposing of them in a timely  manner and at a fair price when it is  necessary  or desirable to do so.
While  maintaining  oversight,  the Board of Trustees  has  delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's  limitation on investments in illiquid assets.  At August
31, 2006,  there were no Rule 144A  securities.  Illiquid  securities  have been identified on the Portfolio of Investments.

8. Contractual Obligations
The Fund enters into  contracts in the normal  course of business that contain a
variety  of   indemnifications.   The  Fund's   maximum   exposure  under  these
arrangements  is unknown.  However,  the Fund has not had prior claims or losses pursuant  to these  contracts.  Management  has  reviewed  the  Fund's  existing contracts and expects the risk of loss to be remote.